Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2020 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 47.4%
	Financials — 8.1%
$755,000	Ally Financial, Inc., 5.750%, 11/20/25	$807,879
940,000	American Financial Group, Inc., 5.250%, 4/2/30	1,116,377
1,050,000	Ares Capital Corp., 3.250%, 7/15/25	1,019,038
754,000	Bank of America Corp., 3.705%, 4/24/28	852,296
1,000,000	Bank of America Corp. MTN, 4.000%, 1/22/25	1,104,355
896,000	Bank of Montreal (Canada), 3.803%, 12/15/32	964,374
917,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	965,518
612,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	784,386
665,000	Citigroup, Inc., 3.200%, 10/21/26	728,924
426,000	Citigroup, Inc., 4.750%, 5/18/46	541,875
670,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	666,650
1,196,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.962%, 2/15/27(A)	1,034,953
425,000	Credit Acceptance Corp., 6.625%, 3/15/26	426,721
468,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	475,841
232,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	225,040
525,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	588,111
719,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	798,245
795,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	821,817
1,250,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,325,729
961,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,073,457
923,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,003,173
732,000	Mastercard, Inc., 3.300%, 3/26/27	829,058
955,000	Morgan Stanley, 3.950%, 4/23/27	1,074,833
301,000	Navient Corp., 5.500%, 1/25/23	288,584
55,000	Navient Corp., 5.875%, 10/25/24	51,666
302,000	Navient Corp., 7.250%, 9/25/23	295,172
982,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	1,087,737
629,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	719,237
912,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 1.739%, 1/15/27(A)	835,579
1,154,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.920%, 6/1/28(A)	993,222
327,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	339,099
392,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	404,497
184,000	Springleaf Finance Corp., 8.875%, 6/1/25	196,705
1,164,000	Toronto-Dominion Bank (The) (Canada) MTN, 1.150%, 6/12/25	1,177,952
1,970,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 1.060%, 5/15/27(A)	1,704,792
535,000	Wells Fargo & Co., 4.125%, 8/15/23	581,022

		27,903,914

	Communication Services — 5.4%
261,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	273,398
554,000	Altice France SA (France), 144a, 7.375%, 5/1/26	577,711
604,000	AT&T, Inc., 4.500%, 5/15/35	716,766
343,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	350,954
359,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	371,421
754,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	795,470
79,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	76,729

Principal Amount		Market Value
	Communication Services — (Continued)
$93,000	CenturyLink, Inc., Ser S, 6.450%, 6/15/21	$95,111
628,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	830,371
507,000	Comcast Corp., 4.000%, 3/1/48	616,499
648,000	Comcast Corp., 4.150%, 10/15/28	776,808
363,000	CommScope, Inc., 144a, 5.500%, 3/1/24	366,630
57,000	CommScope, Inc., 144a, 7.125%, 7/1/28	56,863
405,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	383,738
631,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	697,771
662,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	689,473
338,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	528,753
274,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	198,308
88,000	DISH DBS Corp., 5.875%, 7/15/22	89,478
840,000	DISH DBS Corp., 6.750%, 6/1/21	855,750
125,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	118,750
608,000	Front Range BidCo, Inc., 144a, 4.000%, 3/1/27	578,548
443,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	453,521
117,000	Lamar Media Corp., 144a, 4.875%, 1/15/29	117,585
81,000	Level 3 Financing, Inc., 5.625%, 2/1/23	81,057
139,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	140,042
94,000	Match Group, Inc., 144a, 4.625%, 6/1/28	94,822
65,000	MDC Partners, Inc., 144a, 6.500%, 5/1/24	60,450
120,000	Meredith Corp., 144a, 6.500%, 7/1/25	118,800
489,000	Netflix, Inc., 4.875%, 4/15/28	522,873
50,000	Netflix, Inc., 144a, 5.375%, 11/15/29	54,760
432,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	435,240
212,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	213,389
611,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	576,631
216,000	Qualitytech LP / QTS Finance Corp., 144a, 4.750%, 11/15/25	220,430
49,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	44,590
84,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	80,640
274,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	288,418
432,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	404,425
330,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	358,710
187,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	210,843
157,000	T-Mobile USA, Inc., 4.500%, 2/1/26	158,878
99,000	T-Mobile USA, Inc., 4.750%, 2/1/28	104,584
122,000	T-Mobile USA, Inc., 6.000%, 4/15/24	124,647
1,144,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	1,273,226
617,000	Verizon Communications, Inc., 5.012%, 4/15/49	860,525
992,000	ViacomCBS, Inc., 4.950%, 5/19/50	1,104,917
228,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	238,260

		18,387,563

	Industrials — 5.1%
72,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	73,260
433,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	446,531
945,000	Bemis Co., Inc., 2.630%, 6/19/30	968,895
277,000	Boeing Co. (The), 5.040%, 5/1/27	305,478
554,000	Boeing Co. (The), 5.805%, 5/1/50	654,266
776,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,094,711
120,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	119,700

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 47.4% (Continued)
	Industrials — (Continued)
$510,000	Carrier Global Corp., 144a, 3.577%, 4/5/50	$501,999
515,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	522,725
1,073,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	1,172,483
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,475,878
369,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	326,750
363,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	321,255
893,000	FedEx Corp., 5.100%, 1/15/44	1,041,887
297,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	285,257
1,170,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	1,268,900
292,000	Moog, Inc., 144a, 4.250%, 12/15/27	283,240
166,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	166,830
644,000	Norfolk Southern Corp., 4.837%, 10/1/41	835,696
594,000	Otis Worldwide Corp., 144a, 3.112%, 2/15/40	605,303
176,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	183,040
396,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	384,120
995,000	Roper Technologies, Inc., 2.950%, 9/15/29	1,086,861
48,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	48,600
241,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	240,402
37,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	38,887
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	363,465
321,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	323,809
280,000	Vulcan Materials Co., 4.500%, 4/1/25	310,734
172,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	181,890
122,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	127,795
320,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	335,232
1,200,000	Xylem, Inc., 1.950%, 1/30/28	1,210,292

		17,306,171

	Consumer Staples — 4.6%
529,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	529,000
433,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	420,776
1,173,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	1,435,383
462,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	448,140
443,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	465,704
887,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	818,257
873,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	914,491
1,018,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,120,407
785,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	804,625
32,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	32,440
224,000	Kraft Heinz Foods Co., 144a, 3.875%, 5/15/27	234,077
717,000	Kroger Co. (The), 5.000%, 4/15/42	902,859
85,000	Lamb Weston Holdings, Inc., 144a, 4.875%, 5/15/28	90,058
920,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,107,317
522,000	Mattel, Inc., 144a, 6.750%, 12/31/25	541,575

Principal Amount		Market Value
	Consumer Staples — (Continued)
$335,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	$331,650
61,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	62,983
523,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	521,473
58,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	58,218
290,000	QVC, Inc., 4.750%, 2/15/27	280,430
740,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	833,789
645,000	Staples, Inc., 144a, 7.500%, 4/15/26	506,809
653,000	Starbucks Corp., 3.350%, 3/12/50	665,062
256,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	268,160
696,000	Sysco Corp., 5.950%, 4/1/30	874,250
1,048,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,218,647
204,000	US Foods, Inc., 144a, 6.250%, 4/15/25	207,570
81,000	Yum! Brands, Inc., 144a, 7.750%, 4/1/25	87,379

		15,781,529

	Consumer Discretionary — 4.3%
474,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	471,208
281,000	Adient US LLC, 144a, 7.000%, 5/15/26	290,835
17,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	17,201
1,267,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	1,302,299
328,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	262,400
389,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	347,183
265,000	Carnival Corp., 144a, 11.500%, 4/1/23	287,525
197,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	190,105
32,000	Colt Merger Sub, Inc., 144a, 5.750%, 7/1/25	32,182
52,000	Colt Merger Sub, Inc., 144a, 6.250%, 7/1/25	51,675
70,000	Dana, Inc., 5.625%, 6/15/28	69,489
151,000	Ford Motor Co., 9.000%, 4/22/25	163,412
362,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	337,452
480,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	454,800
200,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	200,080
430,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	434,171
407,000	Ford Motor Credit Co. LLC MTN, 4.389%, 1/8/26	387,537
555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	584,799
261,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	249,908
74,000	Group 1 Automotive, Inc., 5.000%, 6/1/22	73,539
557,000	Home Depot, Inc. (The), 5.950%, 4/1/41	839,757
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,072,474
426,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	430,260
396,000	Lennar Corp., 4.750%, 4/1/21	400,784
259,000	Lennar Corp., 4.750%, 5/30/25	276,483
1,100,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	1,349,472
117,000	Marriott International, Inc., 4.625%, 6/15/30	121,401
143,000	Marriott International, Inc., 5.750%, 5/1/25	155,349
270,000	Meritage Homes Corp., 6.000%, 6/1/25	287,269
64,000	Meritor, Inc., 144a, 6.250%, 6/1/25	64,640
81,000	Navistar International Corp., 144a, 9.500%, 5/1/25	86,796
358,000	Quad/Graphics, Inc., 7.000%, 5/1/22	311,460
127,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	132,518
131,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	122,294
153,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	158,468
394,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	403,850
117,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	118,755

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 47.4% (Continued)
	Consumer Discretionary — (Continued)
$479,000	United Rentals North America, Inc., 3.875%, 11/15/27	$477,802
533,000	United Rentals North America, Inc., 5.875%, 9/15/26	558,584
46,000	Vail Resorts, Inc., 144a, 6.250%, 5/15/25	48,128
909,000	Walmart, Inc., 2.850%, 7/8/24	989,218
163,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	156,888

		14,770,450

	Health Care — 4.3%
800,000	AbbVie, Inc., 4.450%, 5/14/46	976,182
569,000	AbbVie, Inc., 144a, 3.800%, 3/15/25	631,314
246,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	246,074
896,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	989,420
310,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	310,000
662,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	671,447
236,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	237,180
247,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.348%, 6/6/22(A)	247,628
518,000	Becton Dickinson and Co., 4.685%, 12/15/44	637,875
639,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	891,986
670,000	Cigna Corp., 4.375%, 10/15/28	792,938
407,000	CommonSpirit Health, 4.187%, 10/1/49	414,491
380,000	CommonSpirit Health, 4.200%, 8/1/23	405,104
1,016,000	CVS Health Corp., 4.300%, 3/25/28	1,188,282
477,000	CVS Health Corp., 5.125%, 7/20/45	614,614
167,000	DaVita, Inc., 144a, 4.625%, 6/1/30	166,198
1,019,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	1,125,688
117,000	Encompass Health Corp., 4.500%, 2/1/28	112,217
156,000	HCA, Inc., 3.500%, 9/1/30	150,255
461,000	HCA, Inc., 5.375%, 2/1/25	493,846
70,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	72,275
378,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	379,890
447,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	465,045
53,000	LifePoint Health, Inc., 144a, 6.750%, 4/15/25	54,723
366,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	364,170
900,000	Mylan, Inc., 4.550%, 4/15/28	1,034,040
387,000	Select Medical Corp., 144a, 6.250%, 8/15/26	391,238
182,000	Teleflex, Inc., 4.875%, 6/1/26	187,460
53,000	Teleflex, Inc., 144a, 4.250%, 6/1/28	54,325
290,000	Tenet Healthcare Corp., 5.125%, 5/1/25	279,911
166,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	176,583

		14,762,399

	Energy — 4.3%
1,050,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	1,022,610
866,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	909,448
615,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	731,439
718,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	620,904
790,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	898,814
350,000	CNOOC Nexen Finance 2014 ULC (China), 4.250%, 4/30/24	385,336
279,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	258,075
400,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	458,440
23,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	23,180

Principal Amount		Market Value
	Energy — (Continued)
$890,000	Energy Transfer Partners LP, 4.950%, 6/15/28	$955,766
290,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	261,000
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	541,250
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	465,803
371,000	Montage Resources Corp., 8.875%, 7/15/23	293,090
1,151,000	MPLX LP, (3M LIBOR +0.900%), 1.213%, 9/9/21(A)	1,141,876
17,000	Murphy Oil Corp., 6.375%, 12/1/42	13,190
701,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	855,568
664,000	NuStar Logistics LP, 5.625%, 4/28/27	640,760
117,000	Occidental Petroleum Corp., 4.200%, 3/15/48	79,232
187,000	Occidental Petroleum Corp., 8.500%, 7/15/27	186,766
230,000	ONEOK, Inc., 6.350%, 1/15/31	269,230
494,000	PDC Energy, Inc., 5.750%, 5/15/26	449,540
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	255,032
200,000	Petrobras Global Finance BV (Brazil), 6.850%, 6/5/15	198,480
350,000	Petrobras Global Finance BV (Brazil), 7.375%, 1/17/27	389,823
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	222,000
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	234,100
100,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	99,047
204,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	179,571
181,000	Petroleos Mexicanos (Mexico), 144a, 7.690%, 1/23/50	151,048
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	222,488
169,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	167,310
378,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	341,360
403,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	409,045
350,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	245,000

		14,575,621

	Utilities — 3.6%
584,000	American Water Capital Corp., 6.593%, 10/15/37	870,530
337,000	Calpine Corp., 144a, 5.250%, 6/1/26	340,272
48,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	48,957
199,000	DPL, Inc., 4.350%, 4/15/29	201,563
54,000	DPL, Inc., 144a, 4.125%, 7/1/25	54,015
1,090,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	1,171,196
712,000	Duke Energy Progress LLC, 4.150%, 12/1/44	869,035
707,000	Edison International, 4.125%, 3/15/28	747,774
922,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	1,073,605
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	185,100
200,000	Genneia SA (Argentina), 144a, 8.750%, 1/20/22	165,480
656,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	799,121
1,528,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	1,476,781
853,000	PacifiCorp., 5.750%, 4/1/37	1,170,368
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	217,500
47,000	PG&E Corp., 5.250%, 7/1/30	47,268
156,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	142,965
345,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	343,275
164,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	164,000

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 47.4% (Continued)
	Utilities — (Continued)
$709,000	Virginia Electric & Power Co., 3.300%, 12/1/49	$785,729
1,899,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 2.505%, 5/15/67(A)	1,500,210

		12,374,744

	Real Estate — 2.9%
660,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	705,837
495,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	485,100
966,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,079,533
162,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	173,948
824,000	Equinix, Inc. REIT, 2.900%, 11/18/26	888,206
231,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	215,985
260,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	284,073
1,106,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	1,052,269
710,000	Iron Mountain US Holdings, Inc. REIT, 144a, 5.375%, 6/1/26	713,550
51,000	Iron Mountain, Inc. REIT, 5.750%, 8/15/24	51,490
247,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	243,295
496,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	513,370
453,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	487,392
338,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	350,675
782,000	Realty Income Corp. REIT, 3.250%, 1/15/31	846,051
691,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	700,580
70,000	SBA Communications Corp. REIT, 144a, 3.875%, 2/15/27	69,738
350,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	356,564
710,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	725,993

		9,943,649

	Information Technology — 2.7%
629,000	Apple, Inc., 4.650%, 2/23/46	866,228
86,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	90,171
316,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	316,000
366,000	CDK Global, Inc., 4.875%, 6/1/27	375,498
1,020,000	Fiserv, Inc., 3.500%, 7/1/29	1,146,603
960,000	Global Payments, Inc., 2.650%, 2/15/25	1,016,933
1,050,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,179,050
816,000	Intuit, Inc., 0.950%, 7/15/25	817,766
127,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	129,223
122,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	122,776
462,000	Microsoft Corp., 3.500%, 2/12/35	563,518
23,000	NCR Corp., 144a, 8.125%, 4/15/25	24,380
852,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	1,012,765
204,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	196,413
370,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	375,417
624,000	Visa, Inc., 4.150%, 12/14/35	798,212
139,000	Western Digital Corp., 4.750%, 2/15/26	143,650

		9,174,603

	Materials — 2.1%
151,000	Alcoa Nederland Holding BV, 144a, 6.750%, 9/30/24	154,209
548,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	561,700
31,000	Arconic Corp., 144a, 6.000%, 5/15/25	32,046

Principal Amount		Market Value
	Materials — (Continued)
$667,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	$682,141
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	187,190
300,000	Cemex SAB de CV (Mexico), 144a, 5.450%, 11/19/29	277,110
210,000	Commercial Metals Co., 5.750%, 4/15/26	215,250
200,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	224,025
270,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	264,600
732,000	Ecolab, Inc., 4.800%, 3/24/30	927,575
181,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	184,488
163,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	163,000
551,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	553,583
241,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	228,950
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.757%, 11/15/48	243,033
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	222,776
300,000	Industrias Penoles SAB de CV (Mexico), 144a, 5.650%, 9/12/49	327,000
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	186,260
53,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	53,795
253,000	Novelis Corp., 144a, 5.875%, 9/30/26	252,684
272,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	262,480
789,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	960,507
35,000	WR Grace & Co., 144a, 4.875%, 6/15/27	35,456

		7,199,858

	Total Corporate Bonds	$162,180,501

	Asset-Backed Securities — 12.4%
2,184,955	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,221,172
1,450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 2.238%, 10/22/30(A)	1,418,155
2,400,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class B, 144a, 3.420%, 12/20/21	2,382,922
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 3.878%, 1/15/33(A)	1,324,907
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 2.935%, 9/15/35(A)	655,213
1,505,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 2.459%, 10/21/31(A)	1,471,938
2,496	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	2,610
2,910,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,783,512
494,325	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	504,894
61,741	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(A)(B)	63,131
153,615	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 6.505%, 12/25/29(A)(B)	186,200

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 12.4% (Continued)
$13,601	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(A)(B)	$14,529
2,686,664	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	2,645,124
1,612,066	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	1,595,799
1,216,971	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	1,227,348
1,641,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,691,774
970,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	954,703
1,667,838	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	1,635,865
937,935	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	925,795
1,850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 2.709%, 10/21/30(A)	1,788,684
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 2.785%, 4/20/31(A)	1,487,089
371,662	Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Class M4, (1M LIBOR +0.370%), 0.555%, 8/25/36(A)	370,783
989,637	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,099,761
1,375,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.292%, 11/15/32(A)	1,345,165
152,606	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	150,469
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	725,814
1,475,000	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	1,538,992
650,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	678,785
2,403,030	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	2,586,673
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 2.349%, 10/15/30(A)	587,278
1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 2.405%, 7/20/32(A)	1,473,452
3,241,875	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,360,041
875,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050%, 8/15/24	878,173
746,231	Westlake Automobile Receivables Trust, Ser 2018-1A, Class C, 144a, 2.920%, 5/15/23	748,425

	Total Asset-Backed Securities	$42,525,175

	U.S. Treasury Obligations — 11.5%
1,025,000	U.S. Treasury Bond, 1.250%, 5/15/50	984,841
1,810,000	U.S. Treasury Bond, 2.000%, 2/15/50	2,072,874
5,015,000	U.S. Treasury Bond, 2.250%, 8/15/49	6,031,125
9,680,000	U.S. Treasury Note, 0.375%, 3/31/22	9,714,409
3,930,000	U.S. Treasury Note, 1.500%, 10/31/24	4,142,619
3,900,000	U.S. Treasury Note, 1.500%, 11/30/24	4,114,348
12,215,000	U.S. Treasury Note, 1.750%, 12/31/20	12,309,475

	Total U.S. Treasury Obligations	$39,369,691

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.8%
$2,449	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.516%, 3/25/35(A)(B)	$2,391
2,045,848	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.746%, 10/25/45(A)(B)	2,105,220
3,188,335	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.746%, 10/25/45(A)(B)	3,247,070
20,491	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/1/21	20,494
5,839	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 11/25/34	5,926
1,308,903	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.563%, 8/25/43(A)(B)	1,307,199
1,280,131	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.745%, 11/25/44(A)(B)	1,279,536
1,921,037	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.944%, 1/25/45(A)(B)	1,903,205
1,892,113	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.923%, 2/25/45(A)(B)	1,776,607
1,944,453	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.861%, 12/25/44(A)(B)	1,939,490
1,125,030	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	1,193,983
314,748	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	324,475
1,170,703	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	1,195,855
41,083	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 3.728%, 2/25/35(A)(B)	40,894
99,305	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 3.870%, 4/25/35(A)(B)	100,404
29,857	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.447%, 6/25/36(A)(B)	24,959
1,756,746	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.520%, 1/25/47(A)(B)	1,770,832
18,948	MASTR Alternative Loans Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	20,339
162,002	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	114,779
236,584	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.634%, 2/25/43(A)(B)	237,576
277,394	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.634%, 2/25/43(A)(B)	279,036
475,975	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.555%, 8/25/43(A)(B)	478,067
454,317	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.505%, 5/25/43(A)(B)	455,922
973,263	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.069%, 7/25/44(A)(B)	994,732
2,181,795	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	2,237,026
2,508,912	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	2,578,182
1,087,000	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	1,130,645
72,885	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	73,262

	Total Non-Agency Collateralized Mortgage Obligations	$26,838,106

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.0%
$134,863	FHLMC, Pool #1Q0339, (12M LIBOR +1.917%), 4.882%, 4/1/37(A)	$143,309
12,682	FHLMC, Pool #A12886, 5.000%, 8/1/33	14,539
53,662	FHLMC, Pool #A13842, 6.000%, 9/1/33	59,766
9,236	FHLMC, Pool #A21415, 5.000%, 5/1/34	10,571
15,442	FHLMC, Pool #A35682, 5.000%, 7/1/35	17,628
10,645	FHLMC, Pool #A36523, 5.000%, 8/1/35	12,200
32,908	FHLMC, Pool #A46590, 5.000%, 8/1/35	35,960
4,874	FHLMC, Pool #A64971, 5.500%, 8/1/37	5,491
2,792,107	FHLMC, Pool #A89148, 4.000%, 10/1/39	3,066,797
96,767	FHLMC, Pool #A96485, 4.500%, 1/1/41	107,684
512,734	FHLMC, Pool #A97897, 4.500%, 4/1/41	582,676
17,142	FHLMC, Pool #C62740, 7.000%, 1/1/32	19,728
16,712	FHLMC, Pool #C72254, 6.500%, 7/1/32	19,346
46,124	FHLMC, Pool #C90986, 7.000%, 6/1/26	50,212
15,931	FHLMC, Pool #G02184, 5.000%, 4/1/36	18,280
2,690,825	FHLMC, Pool #G05624, 4.500%, 9/1/39	2,991,085
253,612	FHLMC, Pool #G05733, 5.000%, 11/1/39	291,089
106,751	FHLMC, Pool #J13584, 3.500%, 11/1/25	112,257
1,275,000	FHLMC REMICS, Pool #RA2970, 2.500%, 7/1/50	1,330,320
42,230	FNMA, Pool #255628, 5.500%, 2/1/25	46,417
10,691	FNMA, Pool #426830, 8.000%, 11/1/24	10,809
7,224	FNMA, Pool #540040, 7.500%, 6/1/28	7,252
12,436	FNMA, Pool #561741, 7.500%, 1/1/31	14,419
26,176	FNMA, Pool #640291, 7.000%, 8/1/32	26,650
28,558	FNMA, Pool #653301, 6.500%, 7/1/32	31,767
15,777	FNMA, Pool #653502, 6.500%, 7/1/32	17,551
25,876	FNMA, Pool #670402, 6.500%, 6/1/32	29,303
137,226	FNMA, Pool #745257, 6.000%, 1/1/36	160,183
62,530	FNMA, Pool #748895, 6.000%, 12/1/33	67,051
47,914	FNMA, Pool #758564, 6.000%, 9/1/24	53,259
59,579	FNMA, Pool #810049, 5.500%, 3/1/35	65,750
98,972	FNMA, Pool #819297, 6.000%, 9/1/35	115,275
705,947	FNMA, Pool #881279, 5.000%, 11/1/36	809,110
27,410	FNMA, Pool #889060, 6.000%, 1/1/38	31,972
69,909	FNMA, Pool #889061, 6.000%, 1/1/38	82,209
7,656	FNMA, Pool #895657, 6.500%, 8/1/36	8,713
143,753	FNMA, Pool #905049, 5.500%, 11/1/36	158,471
441,780	FNMA, Pool #928553, 5.500%, 8/1/37	511,509
813,877	FNMA, Pool #931535, 5.500%, 7/1/39	913,128
185,395	FNMA, Pool #AA3467, 4.500%, 4/1/39	206,058
289,013	FNMA, Pool #AA4584, 4.500%, 4/1/39	321,137
71,929	FNMA, Pool #AB1800, 4.000%, 11/1/40	79,366
162,888	FNMA, Pool #AB2452, 4.000%, 3/1/26	172,586
51,399	FNMA, Pool #AD3775, 4.500%, 3/1/25	54,821
88,386	FNMA, Pool #AD6193, 5.000%, 6/1/40	101,579
125,362	FNMA, Pool #AE1568, 4.000%, 9/1/40	136,808
477,300	FNMA, Pool #AE2497, 4.500%, 9/1/40	541,210
56,568	FNMA, Pool #AE5441, 5.000%, 10/1/40	65,013
217,597	FNMA, Pool #AH1135, 5.000%, 1/1/41	250,085
85,506	FNMA, Pool #AH3671, 4.000%, 2/1/26	90,448
421,709	FNMA, Pool #AH6622, 4.000%, 3/1/41	475,721
486,682	FNMA, Pool #AL0150, 4.000%, 2/1/41	537,355
96,336	FNMA, Pool #AL0211, 5.000%, 4/1/41	110,722
3,044,805	FNMA, Pool #AL5718, 3.500%, 9/1/44	3,328,290
587,705	FNMA, Pool #AS0779, 4.000%, 10/1/43	658,737
49,367	FNMA, Pool #AS7813, 4.000%, 8/1/46	53,193
1,273,886	GNMA, Pool #4424, 5.000%, 4/20/39	1,438,101

	Total U.S. Government Mortgage-Backed Obligations	$20,670,966

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 4.4%
$2,500,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.635%, 9/15/32(A)	$2,318,531
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	579,693
1,492,655	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,494,884
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	616,489
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(B)	555,901
1,189,000	FREMF Mortgage Trust, Ser 2012-K23, Class C, 144a, 3.782%, 10/25/45(A)(B)	1,213,278
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	567,102
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	1,832,924
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,187,434
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(A)(B)	544,868
1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	1,117,917
928,748	Wells Fargo Commercial Mortgage Trust, Ser 2018-BXI, Class C, 144a, (1M LIBOR +1.156%), 1.341%, 12/15/36(A)	899,200

	Total Commercial Mortgage-Backed Securities	$14,928,221

	Sovereign Government Obligations — 3.9%
200,000	Abu Dhabi Government International Bond, 144a, 3.875%, 4/16/50	236,150
200,000	Angolan Government International Bond, 9.375%, 5/8/48	162,032
200,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	164,000
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	225,500
250,000	Argentine Republic Government International Bond, 7.125%, 6/28/17	96,500
521,000	Colombia Government International Bond, 5.000%, 6/15/45	590,032
250,000	Colombia Government International Bond, 6.125%, 1/18/41	312,125
200,000	Costa Rica Government International Bond, 144a, 4.375%, 4/30/25	179,002
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	149,300
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	205,000
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	150,900
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	95,600
200,000	Ecuador Government International Bond, 144a, 7.775%, 1/23/28	82,002
250,000	Ecuador Government International Bond, 144a, 9.500%, 3/27/30	106,250
400,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	400,956

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Sovereign Government Obligations — 3.9% (Continued)
$200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	$209,336
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	185,500
400,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	390,000
100,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	87,750
200,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	171,502
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	182,650
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	231,300
200,000	Israel Government International Bond, 4.500%, 4/3/20	258,000
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	204,000
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	184,950
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	197,220
200,000	Lebanese Republic Government International Bond MTN, 6.650%, 2/26/30	33,408
200,000	Mexico Government International Bond, 4.125%, 1/21/26	216,002
490,000	Mexico Government International Bond, 4.500%, 1/31/50	505,435
200,000	Mexico Government International Bond, 4.750%, 4/27/32	220,500
200,000	Mexico Government International Bond, 5.000%, 4/27/51	215,500
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	199,750
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	202,250
400,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	376,096
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	245,039
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	186,300
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	290,250
200,000	Panama Government International Bond, 3.750%, 3/16/25	216,300
200,000	Panama Government International Bond, 4.500%, 4/1/56	244,702
200,000	Paraguay Government International Bond, 144a, 4.625%, 1/25/23	210,002
200,000	Paraguay Government International Bond, 144a, 5.400%, 3/30/50	231,500
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	325,830
300,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	194,250
200,000	Qatar Government International Bond, 144a, 4.000%, 3/14/29	229,976
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	532,280

Principal Amount		Market Value
	Sovereign Government Obligations — 3.9% (Continued)
$200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	$200,000
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	293,250
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	173,524
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	249,382
200,000	Sri Lanka Government International Bond, 144a, 7.550%, 3/28/30	129,515
350,000	Turkey Government International Bond, 4.875%, 4/16/43	269,763
400,000	Turkey Government International Bond, 5.750%, 5/11/47	325,658
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	208,082
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	401,390
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	386,099
200,000	Uruguay Government International Bond, 4.375%, 1/23/31	233,752

	Total Sovereign Government Obligations	$13,203,342

	Agency Collateralized Mortgage Obligations — 3.1%
3,957,989	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	4,653,570
1,083,013	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	1,223,119
180,878	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	211,739
685,105	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	14,425
59,987	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	64,166
689,296	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	738,071
80,150	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 0.435%, 8/25/44(A)	79,689
1,834,614	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	2,026,876
7,666,574	GNMA, Ser 2012-147, Class IO, 0.559%, 4/16/54(A)(B)(C)	230,544
3,377,278	GNMA, Ser 2016-113, Class IO, 1.152%, 2/16/58(A)(B)(C)	255,616
16,041,847	GNMA, Ser 2016-140, Class IO, 0.909%, 5/16/58(A)(B)(C)	951,280

	Total Agency Collateralized Mortgage Obligations	$10,449,095

Shares		Market Value
	Short-Term Investment Fund — 3.1%
10,530,798	Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	$10,530,798

	Total Investment Securities — 99.6% (Cost $327,040,572)	$340,695,895
	Other Assets in Excess of Liabilities — 0.4%	1,321,921

	Net Assets — 100.0%	$342,017,816

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $145,633,437 or 42.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$162,180,501	$—	$162,180,501
Asset-Backed Securities	—	42,525,175	—	42,525,175
U.S. Treasury Obligations	—	39,369,691	—	39,369,691
Non-Agency Collateralized Mortgage Obligations	—	26,838,106	—	26,838,106
U.S. Government Mortgage-Backed Obligations	—	20,670,966	—	20,670,966
Commercial Mortgage-Backed Securities	—	14,928,221	—	14,928,221
Sovereign Government Obligations	—	13,203,342	—	13,203,342
Agency Collateralized Mortgage Obligations	—	10,449,095	—	10,449,095
Short-Term Investment Fund	10,530,798	—	—	10,530,798
Other Financial Instruments*
Futures Interest Rate Contracts	63,925	—	—	63,925

Total Assets	$10,594,723	$330,165,097	$—	$340,759,820

Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	$20,246	$—	$—	$20,246

Total	$10,574,477	$330,165,097	$—	$340,739,574

*Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts.

Futures Contracts

At June 30, 2020, $295,260 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2020:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
Ultra Long U.S. Treasury Bond Futures	09/21/2020	42	$9,142,317	$	$(20,246)
Long Futures:
5-Year U.S. Treasury Note Futures	09/30/2020	315	39,544,865		63,925

					$43,679

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Anti-Benchmark® International Core Equity Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 98.8%
Japan — 29.0%
Communication Services — 6.5%
Capcom Co. Ltd.	3,900	$142,754
CyberAgent, Inc.	3,800	186,784
KDDI Corp.	13,600	405,785
Nexon Co. Ltd.	19,500	439,850
Nippon Telegraph & Telephone Corp.	16,400	382,111
NTT DOCOMO, Inc.	18,100	480,519
Z Holdings Corp.	43,100	211,523

Consumer Discretionary — 9.0%
ABC-Mart, Inc.	5,500	322,649
Asics Corp.	18,200	208,080
Bandai Namco Holdings, Inc.	3,800	200,025
Goldwin, Inc.	2,800	183,576
K’s Holdings Corp.	37,800	516,353
Pan Pacific International Holdings Corp.	19,100	420,519
Shimamura Co. Ltd.	3,700	250,609
Skylark Holdings Co. Ltd.†	26,800	425,799
Sushiro Global Holdings Ltd.	9,900	219,510
Yamada Denki Co. Ltd.	71,700	355,661

Consumer Staples — 7.4%
Ain Holdings, Inc.	8,000	525,188
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	54,410
Ezaki Glico Co. Ltd.	8,000	381,392
FamilyMart Co. Ltd.	8,000	137,343
Kobayashi Pharmaceutical Co. Ltd.	1,700	149,471
Lawson, Inc.	8,800	442,644
Lion Corp.	1,900	45,698
Welcia Holdings Co. Ltd.	5,100	410,456
Yamazaki Baking Co. Ltd.	24,300	417,407

Energy — 0.3%
Idemitsu Kosan Co. Ltd.	5,200	110,979

Financials — 0.5%
Japan Post Insurance Co. Ltd.	12,100	159,434

Health Care — 2.4%
Chugai Pharmaceutical Co. Ltd.	4,800	256,992
Nihon Kohden Corp.	11,500	386,520
Sumitomo Dainippon Pharma Co. Ltd.	11,700	162,134

Industrials — 1.5%
Hoshizaki Corp.	3,400	291,416
MonotaRO Co. Ltd.	5,200	208,928

Information Technology — 0.6%
Anritsu Corp.†	5,100	121,162
NET One Systems Co. Ltd.	2,800	93,454

Utilities — 0.8%
Kansai Electric Power Co., Inc. (The)	5,300	51,357
Toho Gas Co. Ltd.	4,600	229,920

Total Japan		9,988,412

Australia — 8.0%
Consumer Discretionary — 1.4%
Domino’s Pizza Enterprises Ltd.	10,307	494,107

Consumer Staples — 0.5%
Treasury Wine Estates Ltd.	22,257	161,939

Health Care — 1.3%
Cochlear Ltd.	1,629	213,870
CSL Ltd.	1,094	217,585

Materials — 4.3%
Evolution Mining Ltd.	97,881	388,831
Fortescue Metals Group Ltd.	12,594	122,435

	Shares	Market Value
Australia — (Continued)
Materials — (Continued)
Newcrest Mining Ltd.	17,268	$382,902
Northern Star Resources Ltd.	32,248	304,131
Saracen Mineral Holdings Ltd.*	79,442	302,566

Utilities — 0.5%
APA Group	20,578	159,116

Total Australia		2,747,482

Denmark — 6.6%
Consumer Discretionary — 0.9%
Pandora A/S	5,778	315,562

Consumer Staples — 1.1%
Royal Unibrew A/S*	4,507	375,712

Health Care — 4.0%
Ambu A/S - Class B	9,226	291,655
Ascendis Pharma A/S ADR*	2,249	332,627
Coloplast A/S - Class B	2,462	383,747
Novo Nordisk A/S - Class B	5,893	383,916

Industrials — 0.6%
ISS A/S*	12,867	204,309

Total Denmark		2,287,528

United Kingdom — 6.6%
Communication Services — 0.4%
Pearson PLC	19,447	138,438

Consumer Discretionary — 1.4%
Games Workshop Group PLC	490	48,689
Ocado Group PLC*	16,997	427,141

Consumer Staples — 1.5%
J Sainsbury PLC	85,016	220,018
Unilever NV	5,694	302,268

Financials — 1.7%
Hiscox Ltd.	22,247	217,147
IG Group Holdings PLC	37,111	374,751

Health Care — 0.8%
ConvaTec Group PLC, 144a	114,603	276,777

Industrials — 0.1%
International Consolidated Airlines Group SA	14,424	39,784

Utilities — 0.7%
Centrica PLC	190,857	90,686
United Utilities Group PLC	13,307	149,527

Total United Kingdom		2,285,226

Hong Kong — 6.1%
Communication Services — 1.2%
PCCW Ltd.	703,000	401,950

Consumer Staples — 0.7%
Vitasoy International Holdings Ltd.	66,000	253,685

Industrials — 2.2%
Jardine Matheson Holdings Ltd.	11,500	480,825
Jardine Strategic Holdings Ltd.	12,400	267,482

Information Technology — 0.7%
ASM Pacific Technology Ltd.	21,700	229,325

Real Estate — 1.3%
Link REIT	51,500	422,823
Swire Properties Ltd.	18,600	47,489

Total Hong Kong		2,103,579

Germany — 5.1%
Consumer Discretionary — 2.4%
Delivery Hero SE, 144a*	1,295	132,341

9

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.8% (Continued)
Germany — (Continued)
Consumer Discretionary — (Continued)
HelloFresh SE*	8,272	$442,510
Zalando SE, 144a*	3,514	249,285

Real Estate — 2.7%
Deutsche Wohnen SE	11,333	509,255
Vonovia SE	7,056	431,284

Total Germany		1,764,675

Netherlands — 5.1%
Consumer Discretionary — 1.0%
Just Eat Takeaway, 144a*	3,188	332,431

Consumer Staples — 1.4%
Koninklijke Ahold Delhaize NV	18,417	501,938

Energy — 1.5%
Koninklijke Vopak NV	7,211	381,421
SBM Offshore NV	8,406	123,867

Industrials — 0.9%
Signify NV, 144a*	11,938	306,926

Information Technology — 0.3%
Adyen NV, 144a*	75	109,162

Total Netherlands		1,755,745

Finland — 3.6%
Communication Services — 1.5%
Elisa Oyj	8,451	514,257

Consumer Discretionary — 0.2%
Nokian Renkaat Oyj	2,777	61,042

Energy — 0.5%
Neste Oyj	4,553	178,824

Health Care — 1.4%
Orion Oyj - Class B	10,370	502,887

Total Finland		1,257,010

Switzerland — 3.5%
Communication Services — 1.1%
Sunrise Communications Group AG, 144a	4,434	394,390

Consumer Staples — 1.1%
Chocoladefabriken Lindt & Spruengli AG	47	388,189

Real Estate — 1.3%
PSP Swiss Property AG	3,183	358,520
Swiss Prime Site AG	803	74,491

Total Switzerland		1,215,590

Israel — 2.9%
Financials — 0.8%
Bank Leumi Le-Israel BM	53,634	269,667

Health Care — 0.6%
Teva Pharmaceutical Industries Ltd.*	18,020	220,281

Information Technology — 1.5%
Nice Ltd.*	2,667	502,735

Total Israel		992,683

China — 2.7%
Consumer Staples — 1.7%
Sun Art Retail Group Ltd.	337,500	579,023

Health Care — 1.0%
Microport Scientific Corp.	85,000	342,912

Total China		921,935

	Shares	Market Value
France — 2.5%
Communication Services — 0.5%
Publicis Groupe SA	5,676	$184,385

Consumer Discretionary — 0.3%
SEB SA	599	99,362

Consumer Staples — 0.7%
Carrefour SA†	15,602	241,957

Health Care — 0.9%
BioMerieux	2,195	301,449

Real Estate — 0.1%
Covivio REIT	679	49,250

Total France		876,403

Sweden — 2.5%
Consumer Discretionary — 0.5%
Evolution Gaming Group AB, 144a	2,936	174,386

Consumer Staples — 1.5%
ICA Gruppen AB	11,185	531,674

Health Care — 0.5%
Elekta AB - Class B	17,782	165,646

Total Sweden		871,706

Belgium — 2.5%
Communication Services — 0.3%
Proximus SADP	5,138	104,714

Consumer Staples — 1.3%
Colruyt SA	7,954	437,612

Health Care — 0.3%
UCB SA	992	115,118

Materials — 0.6%
Umicore SA	4,468	210,908

Total Belgium		868,352

New Zealand — 2.1%
Communication Services — 1.1%
Spark New Zealand Ltd.	134,987	399,381

Consumer Staples — 0.4%
a2 Milk Co. Ltd.*	9,832	128,698

Health Care — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	8,761	201,826

Total New Zealand		729,905

Italy — 1.9%
Communication Services — 0.5%
Telecom Italia SpA/Milano	336,333	132,628
Telecom Italia SpA/Milano	105,778	41,169

Health Care — 1.4%
DiaSorin SpA	2,524	484,723

Total Italy		658,520

Norway — 1.9%
Consumer Staples — 1.9%
Mowi ASA	25,447	482,885
Orkla ASA	19,615	172,212

Total Norway		655,097

Luxembourg — 1.7%
Communication Services — 0.8%
SES SA	40,641	277,696

Health Care — 0.9%
Eurofins Scientific SE*	485	305,906

Total Luxembourg		583,602

10

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.8% (Continued)
Ireland — 1.6%
Consumer Staples — 1.3%
Kerry Group PLC - Class A	3,523	$436,577

Health Care — 0.3%
Amarin Corp. PLC ADR*	16,400	113,488

Total Ireland		550,065

Spain — 1.5%
Consumer Staples — 0.2%
Viscofan SA	865	56,463

Utilities — 1.3%
Red Electrica Corp. SA†	23,873	446,653

Total Spain		503,116

United States — 1.0%
Materials — 1.0%
James Hardie Industries PLC	16,947	326,545

Taiwan — 0.3%
Communication Services — 0.3%
Sea Ltd. ADR*	797	85,470

Singapore — 0.1%
Communication Services — 0.1%
Singapore Press Holdings Ltd.	46,600	42,698

Armenia — 0.0%
Health Care — 0.0%
NMC Health PLC(A)	15,156	3,193

Total Common Stocks		$34,074,537

Short-Term Investment Funds — 4.1%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	399,253	399,253
Invesco Government & Agency Portfolio, Institutional Class, 0.09%**¥Ω	1,033,096	1,033,096

Total Short-Term Investment Funds		$1,432,349

Total Investment Securities — 102.9% (Cost $32,824,223)		$35,506,886
Liabilities in Excess of Other Assets — (2.9%)		(1,007,183)

Net Assets — 100.0%		$34,499,703

(A)

Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $660,365.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $1,975,698 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$410,456	$9,577,956	$—	$9,988,412
Australia	—	2,747,482	—	2,747,482
Denmark	332,627	1,954,901	—	2,287,528
United Kingdom	302,268	1,982,958	—	2,285,226
Hong Kong	—	2,103,579	—	2,103,579
Germany	132,341	1,632,334	—	1,764,675
Netherlands	490,583	1,265,162	—	1,755,745
Finland	—	1,257,010	—	1,257,010
Switzerland	—	1,215,590	—	1,215,590
Israel	—	992,683	—	992,683
China	—	921,935	—	921,935
France	—	876,403	—	876,403
Sweden	—	871,706	—	871,706
Belgium	542,326	326,026	—	868,352
New Zealand	—	729,905	—	729,905
Italy	—	658,520	—	658,520
Norway	482,885	172,212	—	655,097
Luxembourg	—	583,602	—	583,602
Ireland	550,065	—	—	550,065
Spain	56,463	446,653	—	503,116
United States	—	326,545	—	326,545
Taiwan	85,470	—	—	85,470
Singapore	—	42,698	—	42,698
Armenia	—	—	3,193	3,193
Short-Term Investment Funds	1,432,349	—	—	1,432,349

Total	$4,817,833	$30,685,860	$3,193	$35,506,886

Measurements Using Unobservable Inputs (Level 3)

Common
Assets	Stocks
Beginning balance, September 30, 2019	$—
Transfer into Level 3	3,193
Purchases & Sales	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, June 30, 2020	$3,193

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2020	$—

Common Stocks	Fair Value	Valuation Technique	Unobservable Input
NMC Health PLC	$3,193	Discounted Market Value	Discount Rate

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Anti-Benchmark® US Core Equity Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.2%
Consumer Staples — 20.2%
Bunge Ltd.	1,745	$71,772
Campbell Soup Co.	17,510	869,021
Church & Dwight Co., Inc.	1,743	134,734
Clorox Co. (The)	2,046	448,831
Conagra Brands, Inc.	12,782	449,543
General Mills, Inc.	8,207	505,961
Hershey Co. (The)	466	60,403
JM Smucker Co. (The)	6,431	680,464
Kellogg Co.	2,164	142,954
Keurig Dr Pepper, Inc.	11,939	339,068
Kraft Heinz Co. (The)	21,815	695,680
Kroger Co. (The)	25,622	867,305
Lamb Weston Holdings, Inc.	7,205	460,616

		5,726,352

Health Care — 19.2%
ABIOMED, Inc.*	2,918	704,872
Alnylam Pharmaceuticals, Inc.*	1,076	159,366
Biogen, Inc.*	1,926	515,301
DENTSPLY SIRONA, Inc.	5,324	234,575
DexCom, Inc.*	1,565	634,451
Gilead Sciences, Inc.	3,778	290,679
Humana, Inc.	182	70,571
Immunomedics, Inc.*	2,400	85,056
Insulet Corp.*	546	106,066
Jazz Pharmaceuticals PLC (Ireland)*	3,771	416,092
Moderna, Inc.*	6,946	446,003
Mylan N.V.*	9,438	151,763
Neurocrine Biosciences, Inc.*	3,226	393,572
Regeneron Pharmaceuticals, Inc.*	174	108,515
Sarepta Therapeutics, Inc.*	2,362	378,723
Seattle Genetics, Inc.*	514	87,339
Teladoc Health, Inc.*	3,464	661,070

		5,444,014

Consumer Discretionary — 15.1%
AutoZone, Inc.*	446	503,141
Chegg, Inc.*	3,362	226,128
Chipotle Mexican Grill, Inc.*	685	720,867
Dollar Tree, Inc.*	4,666	432,445
Domino’s Pizza, Inc.	2,186	807,596
Expedia Group, Inc.	3,305	271,671
Marriott International, Inc. - Class A	809	69,355
Mohawk Industries, Inc.*	1,062	108,069
NVR, Inc.*	76	247,665
Target Corp.	1,320	158,308
Ulta Beauty, Inc.*	1,166	237,188
Yum China Holdings, Inc. (China)	10,586	508,869

		4,291,302

Information Technology — 8.2%
Atlassian Corp. PLC - Class A*	606	109,244
Ciena Corp.*	1,090	59,034
Citrix Systems, Inc.	383	56,650
DocuSign, Inc.*	4,866	837,974
FLIR Systems, Inc.	1,527	61,950
NortonLifeLock, Inc.	26,842	532,277
QUALCOMM, Inc.	2,604	237,511
RingCentral, Inc. - Class A*	429	122,269
Twilio, Inc. - Class A*	663	145,475
Zscaler, Inc.*	1,631	178,595

		2,340,979

	Shares	Market Value
Communication Services — 8.1%
Activision Blizzard, Inc.	1,376	$104,439
CenturyLink, Inc.	7,735	77,582
Discovery, Inc. - Class C*	2,563	49,363
Fox Corp. - Class A	8,982	240,897
Netflix, Inc.*	243	110,575
Roku, Inc.*	4,392	511,800
Snap, Inc. - Class A*	26,369	619,408
Spotify Technology SA*	865	223,334
Take-Two Interactive Software, Inc.*	335	46,756
Verizon Communications, Inc.	5,809	320,250

		2,304,404

Real Estate — 7.4%
AGNC Investment Corp. REIT	32,459	418,721
Annaly Capital Management, Inc. REIT	64,180	421,021
Extra Space Storage, Inc. REIT	7,069	652,964
Public Storage REIT	3,215	616,926

		2,109,632

Materials — 6.1%
International Flavors & Fragrances, Inc.	453	55,475
Newmont Corp.	14,907	920,358
Royal Gold, Inc.	6,010	747,163

		1,722,996

Utilities — 5.6%
Consolidated Edison, Inc.	8,558	615,577
Edison International	3,377	183,405
Eversource Energy	6,376	530,929
PG&E Corp.*	28,899	256,334

		1,586,245

Financials — 5.5%
Cboe Global Markets, Inc.	6,168	575,351
Everest Re Group Ltd. (Bermuda)	929	191,560
MarketAxess Holdings, Inc.	1,581	791,954

		1,558,865

Industrials — 2.2%
CH Robinson Worldwide, Inc.	640	50,598
General Electric Co.	29,479	201,342
IAA, Inc.*	7,016	270,607
United Airlines Holdings, Inc.*	999	34,575
WW Grainger, Inc.	190	59,691

		616,813

Energy — 1.6%
Cabot Oil & Gas Corp.	14,422	247,770
Diamondback Energy, Inc.	5,223	218,426

		466,196

Total Common Stocks		$28,167,798

Short-Term Investment Fund — 0.9%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	244,469	$244,469

Total Investment Securities — 100.1% (Cost $25,638,800)		$28,412,267
Liabilities in Excess of Other Assets — (0.1%)		(17,538)

Net Assets — 100.0%		$28,394,729

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

12

Touchstone Anti-Benchmark® US Core Equity Fund (Unaudited) (Continued)

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$28,167,798	$—	$—	$28,167,798
Short-Term Investment Fund	244,469	—	—	244,469

Total Assets	$28,412,267	$—	$—	$28,412,267

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Credit Opportunities II Fund – June 30, 2020 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 82.5%
	Communication Services — 16.5%
$335,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$332,776
650,000	Altice France SA (France), 144a, 7.375%, 5/1/26	677,820
634,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	646,680
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	475,916
214,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	207,847
565,000	CenturyLink, Inc., 144a, 5.125%, 12/15/26	563,587
195,000	CommScope, Inc., 144a, 5.500%, 3/1/24	196,950
220,000	CommScope, Inc., 144a, 5.500%, 6/15/24(A)	224,033
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	317,750
105,000	CSC Holdings LLC, 6.750%, 11/15/21	110,220
300,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	291,408
575,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	598,862
744,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26	687,270
133,000	Digicel Group Ltd. (Jamaica), 144a, 8.250%, 9/30/20	1,330
153,000	DISH DBS Corp., 5.875%, 11/15/24	152,235
130,000	Dolya Holdco 18 DAC (Ireland), 144a, 5.000%, 7/15/28	128,336
43,000	Embarq Corp., 7.995%, 6/1/36	48,289
557,000	Frontier Communications Corp., 144a, 8.500%, 4/1/26	526,365
250,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 5.250%, 12/1/27	254,375
586,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	334,020
650,000	Level 3 Financing, Inc., 5.375%, 1/15/24	654,875
128,000	Netflix, Inc., 4.875%, 4/15/28	136,867
116,000	Netflix, Inc., 144a, 4.875%, 6/15/30	124,410
439,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	442,292
105,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 7/15/27	104,219
435,000	Scripps Escrow, Inc., 144a, 5.875%, 7/15/27	412,162
969,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	881,790
92,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	88,320
462,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	456,900
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	20,441
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	252,629
703,000	Sprint Corp., 7.625%, 2/15/25	811,086
491,000	TEGNA, Inc., 144a, 4.625%, 3/15/28	451,720
200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	208,500
465,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	455,849
24,000	T-Mobile USA, Inc., 144a, 3.500%, 4/15/25	26,121
81,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	90,150
9,000	T-Mobile USA, Inc., 144a, 4.375%, 4/15/40	10,410
670,000	Townsquare Media, Inc., 144a, 6.500%, 4/1/23(A)	576,200
366,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	350,445
170,000	ViaSat, Inc., 144a, 6.500%, 7/15/28	170,036
132,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	129,058
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	131,164
425,000	Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	412,250

		14,173,963

	Energy — 13.3%
619,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	563,290

Principal Amount		Market Value
	Energy — (Continued)
$336,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22(A)	$334,320
481,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	478,595
340,000	Cheniere Energy Partners LP, 144a, 4.500%, 10/1/29	329,375
346,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	344,270
760,000	CITGO Petroleum Corp., 144a, 6.250%, 8/15/22	755,265
185,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	180,606
135,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	138,841
355,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	369,200
44,000	EQM Midstream Partners LP, 144a, 6.000%, 7/1/25	44,568
153,000	EQM Midstream Partners LP, 144a, 6.500%, 7/1/27	156,706
367,000	EQT Corp., 6.125%, 2/1/25	365,723
137,000	EQT Corp., 7.000%, 2/1/30	141,114
1,071,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	886,253
786,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24	151,305
730,000	FTS International, Inc., 6.250%, 5/1/22	233,600
744,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 9.000%, 9/30/21	446,400
400,000	Hess Midstream Operations LP, 144a, 5.625%, 2/15/26	395,796
250,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	212,500
165,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	132,413
69,000	NextEra Energy Partners LP, 144a, 1.500%, 9/15/20	70,808
621,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	468,855
129,000	Occidental Petroleum Corp., 2.700%, 2/15/23	117,551
69,000	Occidental Petroleum Corp., 2.900%, 8/15/24	58,959
217,000	Occidental Petroleum Corp., 3.125%, 2/15/22	207,821
738,000	Occidental Petroleum Corp., 3.200%, 8/15/26	599,625
58,000	Occidental Petroleum Corp., 3.400%, 4/15/26	47,125
58,000	Occidental Petroleum Corp., 3.500%, 8/15/29	42,433
235,000	Occidental Petroleum Corp., 6.450%, 9/15/36	198,575
123,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 4.125%, 2/15/28	111,315
334,000	Seven Generations Energy Ltd. (Canada), 144a, 5.375%, 9/30/25	293,920
79,000	Southwestern Energy Co., 6.450%, 1/23/25	67,644
622,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	410,520
690,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	698,625
50,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	50,750
297,000	Transocean Poseidon Ltd., 144a, 6.875%, 2/1/27	252,450
625,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 144a, 9.750%, 4/15/23	378,125
65,000	Western Gas Partners LP, 3.950%, 6/1/25	60,887
115,000	Western Midstream Operating LP, (3M LIBOR +0.850%), 2.116%, 1/13/23(B)	105,541
364,000	Western Midstream Operating LP, 3.100%, 2/1/25	344,890
137,000	Western Midstream Operating LP, 5.375%, 6/1/21	136,658

		11,383,217

	Industrials — 12.1%
173,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	177,323

14

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 82.5% (Continued)
	Industrials — (Continued)
$450,000	Berry Global, Inc., 144a, 4.500%, 2/15/26	$443,327
379,000	Berry Global, Inc., 144a, 4.875%, 7/15/26	384,685
355,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	248,500
734,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	480,770
125,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	124,688
496,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28	491,660
157,000	Clark Equipment Co. (Korea), 144a, 5.875%, 6/1/25	160,533
368,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	378,120
439,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26	448,877
31,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	31,590
30,000	DAE Funding LLC (United Arab Emirates), 144a, 4.500%, 8/1/22	28,575
57,000	Ford Motor Co., 8.500%, 4/21/23	60,278
75,000	Ford Motor Co., 9.000%, 4/22/25	81,165
90,000	Ford Motor Credit Co. LLC, (3M LIBOR +0.880%), 1.146%, 10/12/21(B)	85,401
185,000	Ford Motor Credit Co. LLC, 2.979%, 8/3/22	177,313
9,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	8,573
57,000	Ford Motor Credit Co. LLC, 3.096%, 5/4/23	54,019
240,000	Ford Motor Credit Co. LLC, 3.470%, 4/5/21	237,000
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	10,563
307,000	Ford Motor Credit Co. LLC, 3.813%, 10/12/21	304,022
28,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	26,741
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	55,022
57,000	GFL Environmental, Inc. (Canada), 144a, 5.125%, 12/15/26	58,995
272,000	GFL Environmental, Inc. (Canada), 144a, 7.000%, 6/1/26	281,520
18,000	GFL Environmental, Inc. (Canada), 144a, 8.500%, 5/1/27	19,575
697,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	643,310
325,000	IAA, Inc., 144a, 5.500%, 6/15/27	335,276
401,000	Masonite International Corp., 144a, 5.375%, 2/1/28	410,022
240,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	217,625
67,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	69,680
190,000	PowerTeam Services LLC, 144a, 9.033%, 12/4/25	193,800
604,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	597,960
746,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28(A)	674,197
714,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	712,229
129,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	135,578
399,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	408,975
312,000	Tutor Perini Corp., 2.875%, 6/15/21	293,936
401,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25	381,952
174,000	Watco Cos LLC / Watco Finance Corp., 144a, 6.500%, 6/15/27	178,277
94,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	98,465
107,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	112,093

		10,322,210

	Consumer Discretionary — 12.0%
308,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	301,899
96,000	Adient US LLC, 144a, 9.000%, 4/15/25	103,411
444,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	440,670

Principal Amount		Market Value
	Consumer Discretionary — (Continued)
$484,000	American Airlines Group, Inc., 144a, 5.000%, 6/1/22	$280,720
183,000	Asbury Automotive Group, Inc., 144a, 4.500%, 3/1/28	177,510
473,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	464,722
108,000	Boyd Gaming Corp., 144a, 4.750%, 12/1/27	92,880
29,000	Boyd Gaming Corp., 144a, 8.625%, 6/1/25	30,305
458,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	433,671
389,000	Century Communities, Inc., 5.875%, 7/15/25	387,055
179,000	Century Communities, Inc., 6.750%, 6/1/27	179,895
139,000	Clarios Global LP, 144a, 6.750%, 5/15/25	144,560
226,000	Colt Merger Sub, Inc., 144a, 8.125%, 7/1/27	218,373
90,000	Dana, Inc., 5.375%, 11/15/27	89,830
70,000	Dana, Inc., 5.625%, 6/15/28	69,489
237,000	Delta Air Lines, Inc., 2.900%, 10/28/24	192,211
403,000	Enterprise Development Authority (The), 144a, 12.000%, 7/15/24	405,015
292,000	Golden Nugget, Inc., 144a, 8.750%, 10/1/25	164,980
329,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	327,355
439,000	IRB Holding Corp., 144a, 6.750%, 2/15/26	419,245
151,000	IRB Holding Corp., 144a, 7.000%, 6/15/25	155,636
160,000	Kronos Acquisition Holdings, Inc. (Canada), 144a, 9.000%, 8/15/23	152,400
300,000	L Brands, Inc., 6.750%, 7/1/36	246,000
208,000	L Brands, Inc., 6.875%, 11/1/35	173,035
165,000	L Brands, Inc., 7.500%, 6/15/29	143,963
17,000	L Brands, Inc., 144a, 6.875%, 7/1/25	17,553
4,000	L Brands, Inc., 144a, 9.375%, 7/1/25	4,005
243,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	209,031
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	195,300
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	185,640
45,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	46,350
140,000	MGM Resorts International, 6.750%, 5/1/25	138,611
168,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 144a, 6.500%, 6/20/27	168,420
238,000	Newell Brands, Inc., 4.700%, 4/1/26	249,760
404,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144a, 6.250%, 5/15/26	416,625
300,000	PetSmart, Inc., 144a, 5.875%, 6/1/25	300,562
165,000	PetSmart, Inc., 144a, 7.125%, 3/15/23	162,670
35,000	PetSmart, Inc., 144a, 8.875%, 6/1/25	35,086
261,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23	240,120
84,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	78,417
67,000	Sabre GLBL, Inc., 144a, 9.250%, 4/15/25	70,601
435,000	Scientific Games International, Inc., 144a, 5.000%, 10/15/25	401,618
541,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	484,195
72,000	Six Flags Entertainment Corp., 144a, 5.500%, 4/15/27	64,350
115,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	118,881
363,000	SRS Distribution, Inc., 144a, 8.250%, 7/1/26	368,445
396,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	335,115
155,000	Winnebago Industries, Inc., 144a, 6.250%, 7/15/28	155,000

		10,241,185

	Consumer Staples — 5.6%
228,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	221,564

15

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 82.5% (Continued)
	Consumer Staples — (Continued)
$226,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	$218,090
392,000	Clearwater Seafoods, Inc. (Canada), 144a, 6.875%, 5/1/25	388,080
470,000	Core & Main LP, 144a, 6.125%, 8/15/25	468,425
443,000	Cott Holdings, Inc. (Canada), 144a, 5.500%, 4/1/25	445,255
315,000	Dole Food Co., Inc., 144a, 7.250%, 6/15/25	301,612
374,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 144a, 7.125%, 7/31/26	355,300
325,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	328,182
296,000	Jaguar Holding Co. II / PPD Development LP, 144a, 5.000%, 6/15/28	303,030
21,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	21,263
149,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	151,049
363,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	372,075
696,000	Korn Ferry, 144a, 4.625%, 12/15/27	675,120
240,000	Lamb Weston Holdings, Inc., 144a, 4.625%, 11/1/24	249,000
212,000	Simmons Foods, Inc., 144a, 5.750%, 11/1/24	201,400
164,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	95,120

		4,794,565

	Health Care — 4.8%
466,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	466,163
870,000	ASP AMC Merger Sub, Inc., 144a, 8.000%, 5/15/25	613,350
100,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	94,149
100,000	Bausch Health Cos, Inc., 144a, 5.250%, 1/30/30	94,875
50,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	50,713
180,000	Centene Corp., 4.750%, 5/15/22	182,025
131,000	Centene Corp., 4.750%, 1/15/25	134,114
244,000	HCA, Inc., 5.625%, 9/1/28	272,365
325,000	HCA, Inc., 7.690%, 6/15/25	370,500
110,000	Hill-Rom Holdings, Inc., 144a, 4.375%, 9/15/27	112,613
222,000	Hill-Rom Holdings, Inc., 144a, 5.000%, 2/15/25	228,707
336,000	Immucor, Inc., 144a, 11.125%, 2/15/22	299,880
140,000	IQVIA, Inc., 144a, 5.000%, 10/15/26	144,018
200,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	199,750
445,000	Molina Healthcare, Inc., 144a, 4.875%, 6/15/25	447,225
119,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144a, 7.250%, 2/1/28	120,961
140,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144a, 7.375%, 6/1/25	142,450
170,000	Tenet Healthcare Corp., 144a, 4.625%, 6/15/28	165,614

		4,139,472

	Materials — 4.7%
422,232	Boart Longyear Management Pty Ltd., 10.000%, 12/31/22(C)	358,897
314,000	CF Industries, Inc., 4.950%, 6/1/43	338,429
127,000	Constellium SE, 144a, 5.625%, 6/15/28	124,460
213,000	Constellium SE, 144a, 5.750%, 5/15/24	213,000
10,000	Constellium SE, 144a, 6.625%, 3/1/25	10,113
315,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	297,281
247,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	247,000
496,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	490,265
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	61,740

Principal Amount		Market Value
	Materials — (Continued)
$551,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	$553,755
246,000	Novelis Corp., 144a, 4.750%, 1/30/30	234,930
200,000	Novelis Corp., 144a, 5.875%, 9/30/26	199,750
240,000	OCI NV (Netherlands), 144a, 6.625%, 4/15/23	241,200
356,000	Tronox Finance PLC, 144a, 5.750%, 10/1/25	329,300
205,000	Tronox, Inc., 144a, 6.500%, 5/1/25	207,050
160,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	162,400

		4,069,570

	Real Estate — 4.6%
703,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	594,035
137,000	ESH Hospitality, Inc. REIT, 144a, 4.625%, 10/1/27	128,266
658,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	569,170
541,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	566,697
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	379,275
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	528,345
105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	103,425
480,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	384,000
427,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.500%, 9/1/26	422,858
17,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.500%, 1/15/28	16,150
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	191,704
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	44,850

		3,928,775

	Information Technology — 4.1%
320,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144a, 5.750%, 3/1/25	316,000
105,000	Entegris, Inc., 144a, 4.375%, 4/15/28	106,837
710,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 144a, 10.000%, 11/30/24	738,400
538,000	NCR Corp., 5.000%, 7/15/22	537,327
346,000	Nuance Communications, Inc., 5.625%, 12/15/26(A)	359,840
291,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	285,908
47,000	PTC, Inc., 144a, 3.625%, 2/15/25	46,648
220,000	PTC, Inc., 144a, 4.000%, 2/15/28	217,826
655,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	651,109
139,000	Solera LLC / Solera Finance, Inc., 144a, 10.500%, 3/1/24	141,433
132,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144a, 5.750%, 6/1/25	135,300

		3,536,628

	Utilities — 2.7%
789,000	Calpine Corp., 144a, 4.500%, 2/15/28	769,275
575,000	NextEra Energy Operating Partners LP, 144a, 4.250%, 7/15/24	581,469
369,000	NRG Energy, Inc., 6.625%, 1/15/27	385,143
543,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	570,884

		2,306,771

16

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 82.5% (Continued)
	Financials — 2.1%
$541,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 8.125%, 2/15/24	$562,478
231,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	248,325
217,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144a, 6.750%, 10/15/27	216,267
183,000	HUB International Ltd., 144a, 7.000%, 5/1/26	182,616
381,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	376,237
64,000	Springleaf Finance Corp., 6.625%, 1/15/28	63,360
105,000	Springleaf Finance Corp., 8.875%, 6/1/25	112,250

		1,761,533

	Total Corporate Bonds	$70,657,889

	Asset-Backed Securities — 9.9%
250,000	AMMC CLO 22 Ltd., Ser 2018-22X, Class SUB, (Cayman Islands), 4/25/31	158,876
340,000	Atrium XV, Ser 15A, Class SUB, (Cayman Islands), 144a, 1/23/48(B)(D)	184,521
250,000	Bain Capital Credit CLO Ltd., Ser 2019-4A, Class D,
	(Cayman Islands), 144a, (3M LIBOR +4.250%), 4.506%, 1/23/33(B)	244,846
134,615	CBAM Ltd., Ser 2017-3A, Class E1, (Cayman Islands), 144a, (3M LIBOR +6.500%), 6.773%, 10/17/29(B)	117,480
250,000	Dryden 45 Senior Loan Fund, Ser 2016-45A, Class ER, (Cayman Islands), 144a, (3M LIBOR +5.850%), 6.125%, 10/15/30(B)	212,637
250,000	Dryden 57 CLO Ltd., Ser 2018-57A, Class E, (Cayman Islands), 144a, (3M LIBOR +5.200%), 5.592%, 5/15/31(B)	204,664
500,000	Dryden 80 CLO Ltd., Ser 2019-80A, Class D1, (Cayman Islands), 144a, (3M LIBOR +4.100%), 4.373%, 1/17/33(B)	486,544
300,000	Eaton Vance CLO Ltd., Ser 2018-1A, Class SUB, (Cayman Islands), 144a, 10/15/30(B)(D)	173,651
250,000	Fillmore Park CLO Ltd., Ser 2018-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.900%), 3.175%, 7/15/30(B)	229,943
500,000	Fillmore Park CLO Ltd., Ser 2018-1A, Class E, (Cayman Islands), 144a, (3M LIBOR +5.400%), 5.675%, 7/15/30(B)	428,899
250,000	Gilbert Park CLO Ltd., Ser 2017-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.950%), 3.225%, 10/15/30(B)	232,740
250,000	LCM Ltd., Ser 2019-30A, Class E (Cayman Islands), 144a, (3M LIBOR +6.950%), 7.222%, 4/20/31(B)	234,665
300,000	Madison Park Funding XII Ltd., Ser 2014-12A, Class SUB, (Cayman Islands), 144a, 7/20/26(B)(D)	47,431
500,000	Madison Park Funding XXVIII Ltd., Ser 2018-28A, Class SUB, (Cayman Islands), 144a, 7/15/30(B)(D)	380,550
250,000	Madison Park Funding XXXI Ltd., Ser 2018-31A, Class SUB, (Cayman Islands), 144a, 1/23/48(B)(D)	168,243
250,000	Madison Park Funding XXXIV Ltd., Ser 2019-34A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.750%), 7.741%, 4/25/31(B)	234,426
540,000	Madison Park Funding XXXVII Ltd., Ser 2019-37A, Class SUB, (Cayman Islands), 144a, 7/15/49(B)(D)	422,302
250,000	Mariner CLO 7 Ltd., Ser 2019-1A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.890%), 7.650%, 4/30/32(B)	234,576
500,000	Oaktree CLO Ltd., Ser 2018-1A, Class SUB, (Cayman Islands), 144a, 10/20/30(B)(D)	327,331

Principal Amount		Market Value
	Asset-Backed Securities — (Continued)
$250,000	Oaktree CLO Ltd., Ser 2019-2A, Class D, (Cayman Islands), 144a, (3M LIBOR +6.770%), 7.045%, 4/15/31(B)	$178,253
500,000	Oaktree CLO Ltd., Ser 2019-3A, Class E, (Cayman Islands), 144a, (3M LIBOR +6.770%), 7.042%, 7/20/31(B)	443,127
350,000	Oaktree CLO Ltd., Ser 2019-4A, Class E, (Cayman Islands), 144a, (3M LIBOR +7.230%), 7.502%, 10/20/32(B)	328,255
250,000	Octagon Loan Funding Ltd., Ser 2014-1A, Class DRR, (Cayman Islands), 144a, (3M LIBOR +2.900%), 3.286%, 11/18/31(B)	226,001
500,000	OHA Credit Funding 3 Ltd., Ser 2019-3A, Class E2, (Cayman Islands), 144a, (3M LIBOR +5.500%), 5.772%, 7/20/32(B)	432,251
500,000	OZLM XXI, Ser 2017-21A, Class SUB, (Cayman Islands), 144a, 1/20/31(B)(D)	253,697
500,000	Steele Creek CLO Ltd., Ser 2019-2A, Class E, (Cayman Islands), 144a, (3M LIBOR +7.700%), 7.975%, 7/15/32(B)	440,030
924,999	Stewart Park CLO Ltd., Ser 2015-1X, Class SUB, (Cayman Islands), 1/15/30(B)(D)	204,079
250,000	TCI-Flatiron CLO Ltd., Ser 2017-1A, Class D, (Cayman Islands), 144a, (3M LIBOR +2.750%), 3.136%, 11/18/30(B)	225,253
500,000	THL Credit Wind River CLO Ltd., Ser 2018-2A, Class SUB, (Cayman Islands), 144a, 7/15/30(B)(D)	342,240
250,000	Venture XVIII CLO Ltd., Ser 2014-18A, Class SUB, (Cayman Islands), 144a, 10/15/29(B)(D)	57,004
500,000	Voya CLO Ltd., Ser 2018-1A, Class SUB, (Cayman Islands), 144a, 4/19/31(B)(D)	298,438
250,000	Wellfleet CLO Ltd., Ser 2018-3A, Class SUB, (Cayman Islands), 144a, 1/20/32(B)(D)	160,570
280,000	Wellfleet CLO Ltd., Ser 2020-1A, Class SUB, (Cayman Islands), 144a, 4/15/33(B)(D)	197,865

	Total Asset-Backed Securities	$8,511,388

	Bank Loans(E) — 6.2%
	Consumer Discretionary — 3.2%
289,270	Adient US LLC, Initial Term Loan (LIBOR +4.000%), 4.474%, 5/6/24	277,097
384,742	BWay Holding Co., Initial Term Loan (LIBOR +3.250%), 4.561%, 4/3/24	344,505
253,211	Caesars Resort Collection LLC, Term Loan (LIBOR +4.500%), 6/19/25(F)	237,545
393,166	eResearch Technology Inc., First Lien Initial Term Loan (LIBOR +4.500%), 5.500%, 2/4/27	384,418
1,652	GOWireless, Inc., Senior Lien Term Loan (LIBOR +6.500%), 7.500%, 12/22/24	1,359
110,591	GOBP Holdings Inc., First Lien Term Loan (LIBOR +2.750%), 3.744%, 10/22/25	106,029
492,190	Golden Nugget Inc., First Initial Term Loan (LIBOR +2.500%), 3.250%, 10/4/23	388,831
223,777	IRB Holding Corp., Term B Loan (LIBOR +2.750%), 3.750%, 2/5/25	206,115
328,164	Merrill Communications LLC, First Lien Term Loan B (LIBOR +5.000%), 6.195%, 10/5/26	319,960
254,157	Mileage Plus Holdings Inc., Term Loan B (LIBOR +5.500%), 6/25/27(F)	252,144
198,500	Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (LIBOR +3.500%), 3.678%, 4/30/26	188,575

		2,706,578

17

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Bank Loans(E) — 6.2% (Continued)
	Information Technology — 1.3%
$413,586	AI Aqua Merger Sub, Inc., 2018 Tranche B-1 Term Loan (LIBOR +3.250%), 4.322%, 12/13/23	$396,526
533,063	Diebold Nixdorf Inc., Term Loan A1 (LIBOR +9.250%), 9.438%, 8/31/22	529,065
208,333	Kronos Inc., Second Lien Initial Term Loan (LIBOR +8.250%), 9.250%, 11/1/24	208,204

		1,133,795

	Energy — 0.9%
347,951	Medallion Midland Acquisition LLC, Initial Term Loan (LIBOR +3.250%), 4.250%, 10/30/24	310,372
209,755	Traverse Midstream Partners LLC, Advance (LIBOR +4.000%), 5.000%, 9/27/24	173,834
428,336	Woodford Express LLC, Initial Term Loan (LIBOR +5.000%), 6.000%, 1/27/25	284,128

		768,334

	Health Care — 0.5%
189,124	Jaguar Holding Company II, 2018 Term Loan (LIBOR
	+2.500%), 3.500%, 8/18/22	186,582
47,133	Sotera Health Holdings LLC, First Lien Initial Term Loan (LIBOR +4.500%), 5.500%, 12/11/26(F)	45,944
252,914	Team Health Holdings, Inc., Initial Term Loan (LIBOR +2.750%), 3.750%, 2/6/24	192,690

		425,216

	Financials — 0.3%
227,946	Asurion LLC, Second Lien Replacement B-2 Term Loan (LIBOR +6.500%), 6.678%, 8/4/25	226,236

	Total Bank Loans	$5,260,159

Shares
	Common Stocks — 0.0%
	Information Technology — 0.0%
8,386	Aquity Holdings, Inc. New Escrow(G)*	16,772

	Health Care — 0.0%
3,069	Envigo RMS Holding Corp. Class B(G)(H)*	—

	Energy — 0.0%
74,381	Trident, Class A Templar Restructure(H)*	744

12,726	Trident, Templar Restructure(H)*	—

		744

	Total Common Stocks	$17,516

	Number of Contracts	Notional Amount
Purchased Options — 0.0%
Purchased Call Options — 0.0%
Chicago Board Options Exchange Volatility Index, Strike @50.00, Exp 7/20(A)	64	$194,752	5,440

Purchased Put Options — 0.0%
Invesco Senior loan ETF, Strike @19.00, Exp 7/20(A)	1,600	3,416,000	—

SPDR S&P 500 ETF Trust, Strike @270.00, Exp 7/20(A)	100	3,083,600	6,700

Total Purchased Put Options			6,700

Total Purchased Options			$12,140

Shares		Market Value
	Short-Term Investment Funds — 1.9%
1,637,243	Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	$1,637,243

Total Long Positions — 100.5% (Cost $90,412,475)		$86,096,335

Principal Amount
	Securities Sold Short — (1.5%)
	Corporate Bonds — (1.5%)
	Consumer Discretionary — (0.9%)
$(300,000)	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/27	(274,800)
(500,000)	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	(485,820)

		(760,620)

	Energy — (0.6%)
(125,000)	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, 4/1/23	(111,250)
(500,000)	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 5.625%, 5/1/27	(416,845)

		(528,095)

	Total Corporate Bonds	$(1,288,715)

Total Securities Sold Short (Proceeds $1,373,694)		$(1,288,715)

	Number of Contracts	Notional Amount
Written Options — (0.0%)
Written Call Options — (0.0%)
Chicago Board Options Exchange Volatility Index, Strike @60.00, Exp 7/20	(64)	$(194,752)	(2,880)

Written Put Options — (0.0%)
Invesco Senior loan ETF, Strike @15.00, Exp 7/20	(799)	(1,705,865)	(7,990)

Total Written Options
(Premiums received $29,262)			$(10,870)

Total — 99.0%			$84,796,750
Cash Collateral for Securities
Sold Short and Written Options — 0.5%			427,474
Other Assets in Excess of Liabilities — 0.5%			419,689

Net Assets — 100.0%			$85,643,913

18

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of June 30, 2020 was $3,285,155.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.
(C)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(D)

Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2020.
(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(G)

Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

(H)	Security is subject to restrictions on resale. At June 30, 2020, these securities were valued at $744 or 0.0% of net assets.
*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $60,863,469 or 71.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1		Level 2	Level 3	Total
Assets:
Corporate Bonds	$—		$70,657,889	$—	$70,657,889
Asset-Backed Securities	—		8,511,388	—	8,511,388
Bank Loans	—		5,260,159	—	5,260,159
Common Stocks	—		17,516	—	17,516
Purchased Call Options Equity Contracts	5,440		—	—	5,440
Purchased Put Options Equity Contracts	6,700		—	—	6,700
Short-Term Investment Fund	1,637,243		—	—	1,637,243

Total Assets	$1,649,383		$84,446,952	$—	$86,096,335

Liabilities:
Securities Sold Short
Corporate Bonds	$—		$(1,288,715)	$—	$(1,288,715)
Written Call Options	(2,880)		—	—	(2,880)
Written Put Options	—		(7,990)	—	(7,990)
Other Financial Instruments***
Swap Agreements Credit Contracts	—		(20,705)	—	(20,705)
Total Liabilities	$(2,880	)$	(1,317,410)	$—	$(1,320,290)

Total	$1,646,503		$83,129,542	$—	$84,776,045

***	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation of swap agreements.

Measurements Using Unobservable Inputs (Level 3)

Assets	Common Stocks
Beginning balance, September 30, 2019	$23,397
Transfer out of Level 3	(23,397)
Purchases & Sales	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, June 30, 2020	$—

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at June 30, 2020	$—

19

Touchstone Credit Opportunities II Fund (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Upfront Premium Paid	Unrealized Depreciation
Wells Fargo	12/20/24	$345,000	5.000%	ICE	Markit CDX North America High Yield S33 5Y	$1,746	$22,451	$(20,705)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2020 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 98.1%
	Communication Services — 21.0%
$483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$479,793
1,068,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	1,118,730
634,000	Altice France SA (France), 144a, 7.375%, 5/1/26	661,135
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	694,531
114,000	AMC Networks, Inc., 5.000%, 4/1/24	112,860
735,000	Belo Corp., 7.250%, 9/15/27	782,775
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	334,473
565,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	577,712
1,491,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	1,520,820
211,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	213,638
1,333,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	1,363,912
326,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	337,280
731,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	771,205
25,000	CenturyLink, Inc., 6.750%, 12/1/23	26,870
567,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	550,699
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	667,419
628,000	CommScope Technologies LLC, 144a, 5.500%, 6/15/24	639,511
150,000	CommScope, Inc., 144a, 5.500%, 3/1/24	151,500
467,000	CommScope, Inc., 144a, 7.125%, 7/1/28	465,879
774,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	733,365
666,000	CSC Holdings LLC, 5.250%, 6/1/24	700,965
717,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	696,465
561,000	CSC Holdings LLC, 144a, 5.500%, 5/15/26	575,794
1,267,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,319,580
533,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	582,969
485,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	351,019
1,191,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	634,207
3,068,000	DISH DBS Corp., 5.875%, 7/15/22	3,119,542
502,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	476,900
515,000	Front Range BidCo, Inc., 144a, 4.000%, 3/1/27	490,053
1,436,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	1,470,105
500,000	Lamar Media Corp., 144a, 4.875%, 1/15/29	502,500
444,000	LCPR Senior Secured Financing DAC (Ireland), 144a, 6.750%, 10/15/27	452,880
861,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	867,457
399,000	Match Group, Inc., 144a, 4.625%, 6/1/28	402,491
738,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	686,340
802,000	Meredith Corp., 144a, 6.500%, 7/1/25	793,980
652,000	Netflix, Inc., 4.875%, 4/15/28	697,164
205,000	Netflix, Inc., 144a, 4.875%, 6/15/30	219,863
839,000	Netflix, Inc., 144a, 5.375%, 11/15/29	918,873
334,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	336,505
352,000	Nexstar Escrow, Inc., 144a, 5.625%, 7/15/27	349,381
76,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 4.625%, 3/15/30	68,780

Principal Amount		Market Value
	Communication Services — (Continued)
$902,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	$907,908
2,894,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	2,731,212
245,000	Qualitytech LP / QTS Finance Corp., 144a, 4.750%, 11/15/25	250,025
765,000	Sable International Finance Ltd. (Chile), 144a, 5.750%, 9/7/27	778,678
205,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	186,550
356,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	341,760
265,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	270,849
399,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	419,995
2,512,000	Sprint Capital Corp., 6.875%, 11/15/28	3,058,360
293,000	Sprint Corp., 7.625%, 3/1/26	345,849
326,000	TEGNA, Inc., 144a, 4.625%, 3/15/28	299,920
721,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	674,979
353,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	383,711
865,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	975,287
539,000	T-Mobile USA, Inc., 4.500%, 2/1/26	545,447
483,000	T-Mobile USA, Inc., 6.000%, 4/15/24	493,481
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	247,715
294,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	287,447
667,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	697,015
480,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	476,256

		43,290,364

	Consumer Discretionary — 16.4%
122,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	119,583
700,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	695,877
774,000	Adient US LLC, 144a, 7.000%, 5/15/26	801,090
535,000	Ahern Rentals, Inc., 144a, 7.375%, 5/15/23	256,800
491,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25	482,407
191,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	193,254
517,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	517,000
505,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	386,583
223,000	Brinker International, Inc., 3.875%, 5/15/23	206,275
534,000	Brinker International, Inc., 144a, 5.000%, 10/1/24	497,955
249,000	Brookfield Residential Properties, Inc. (Canada), 144a, 6.375%, 5/15/25	246,510
428,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. (Canada), 144a, 6.250%, 9/15/27	409,301
874,000	Carnival Corp., 144a, 11.500%, 4/1/23	948,290
1,822,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,758,230
254,000	Colt Merger Sub, Inc., 144a, 5.750%, 7/1/25	255,448
430,000	Colt Merger Sub, Inc., 144a, 6.250%, 7/1/25	427,313
470,000	Dana, Inc., 5.375%, 11/15/27	469,112
289,000	Dana, Inc., 5.625%, 6/15/28	286,890
825,000	Ford Motor Co., 9.000%, 4/22/25	892,815
109,000	Ford Motor Co., 9.625%, 4/22/30†	129,089
1,298,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	1,209,979
474,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	449,115
672,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	672,269
1,589,000	Ford Motor Credit Co. LLC MTN, 4.389%, 1/8/26	1,513,014

21

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.1% (Continued)
	Consumer Discretionary — (Continued)
$2,151,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	$2,059,582
306,000	Group 1 Automotive, Inc., 5.000%, 6/1/22	304,094
481,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	478,595
503,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	504,082
477,000	Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	474,916
700,000	International Game Technology PLC, 144a, 5.250%, 1/15/29	683,690
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	456,125
402,000	Lennar Corp., 4.750%, 5/30/25	429,135
217,000	Lennar Corp., 5.000%, 6/15/27	234,360
399,000	M/I Homes, Inc., 4.950%, 2/1/28	396,506
477,000	Marriott International, Inc., 4.625%, 6/15/30	494,942
494,000	Marriott International, Inc., 5.750%, 5/1/25	536,660
191,000	Mattel, Inc., 144a, 5.875%, 12/15/27	196,730
1,601,000	Mattel, Inc., 144a, 6.750%, 12/31/25	1,661,037
510,000	MDC Holdings, Inc., 3.850%, 1/15/30	487,050
644,000	Meritage Homes Corp., 6.000%, 6/1/25	685,190
264,000	Meritor, Inc., 144a, 6.250%, 6/1/25	266,640
495,000	Navistar International Corp., 144a, 9.500%, 5/1/25	530,417
150,000	PulteGroup, Inc., 5.500%, 3/1/26	163,590
199,000	PulteGroup, Inc., 6.000%, 2/15/35	229,049
705,000	Quad/Graphics, Inc., 7.000%, 5/1/22	613,350
1,081,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	1,127,970
538,000	Sabre GLBL, Inc., 144a, 5.375%, 4/15/23	502,245
212,000	Sonic Automotive, Inc., 6.125%, 3/15/27	209,880
874,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	795,340
1,083,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	1,110,075
659,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	662,624
661,000	Toll Brothers Finance Corp., 4.350%, 2/15/28	685,787
480,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	487,200
485,000	Twin River Worldwide Holdings, Inc., 144a, 6.750%, 6/1/27	460,750
538,000	United Rentals North America, Inc., 4.000%, 7/15/30	520,370
599,000	United Rentals North America, Inc., 5.875%, 9/15/26	627,752
273,000	Vail Resorts, Inc., 144a, 6.250%, 5/15/25	285,626
632,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	608,300

		33,793,858

	Consumer Staples — 10.4%
216,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 2/15/23	218,700
1,359,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	1,359,000
370,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 7.500%, 3/15/26	399,600
122,000	Beacon Roofing Supply, Inc., 144a, 4.500%, 11/15/26	119,331
1,364,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	1,217,370
2,155,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	2,090,350
1,273,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	1,338,241
2,498,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	2,304,405
1,247,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.875%, 7/15/24	1,264,146
563,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	594,675
1,212,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	1,242,300

Principal Amount		Market Value
	Consumer Staples — (Continued)
$384,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 4/15/29	$407,520
948,000	Kraft Heinz Foods Co., 144a, 3.875%, 5/15/27	990,649
359,000	Lamb Weston Holdings, Inc., 144a, 4.875%, 5/15/28	380,364
1,433,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	1,418,670
124,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	128,030
83,000	Pilgrim’s Pride Corp., 144a, 5.875%, 9/30/27	83,017
483,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	472,760
915,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	918,431
324,000	Post Holdings, Inc., 144a, 5.500%, 12/15/29	335,055
1,146,000	QVC, Inc., 4.750%, 2/15/27	1,108,182
93,000	Spectrum Brands, Inc., 144a, 5.000%, 10/1/29	91,838
2,018,000	Staples, Inc., 144a, 7.500%, 4/15/26	1,585,643
649,000	US Foods, Inc., 144a, 6.250%, 4/15/25	660,357
309,000	Yum! Brands, Inc., 144a, 4.750%, 1/15/30	313,635
291,000	Yum! Brands, Inc., 144a, 7.750%, 4/1/25	313,916

		21,356,185

	Energy — 9.8%
1,281,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	819,840
1,045,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22	1,039,775
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,046,640
719,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	661,480
725,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	670,625
95,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	95,743
997,000	FTS International, Inc., 6.250%, 5/1/22	319,040
797,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	693,390
717,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	645,300
506,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	434,087
225,000	Global Partners LP / GLP Finance Corp., 7.000%, 8/1/27	208,125
417,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	358,620
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	293,250
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	349,088
735,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	610,969
1,161,000	Montage Resources Corp., 8.875%, 7/15/23	917,190
67,000	Murphy Oil Corp., 6.375%, 12/1/42	51,985
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	721,270
1,072,000	NuStar Logistics LP, 5.625%, 4/28/27	1,034,480
531,000	NuStar Logistics LP, 6.000%, 6/1/26	515,070
498,000	Occidental Petroleum Corp., 4.200%, 3/15/48	337,246
772,000	Occidental Petroleum Corp., 8.500%, 7/15/27	771,035
971,000	ONEOK, Inc., 6.350%, 1/15/31	1,136,620
421,000	PDC Energy, Inc., 5.750%, 5/15/26	383,110
914,000	PDC Energy, Inc., 6.125%, 9/15/24	850,020
1,053,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	558,090
897,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	614,445
1,379,000	Shelf Drilling Holdings Ltd. (United Arab Emirates), 144a, 8.250%, 2/15/25	620,550
879,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	870,210

22

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.1% (Continued)
	Energy — (Continued)
$1,130,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	$1,020,469
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	218,845
1,056,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,071,840
2,401,000	Unit Corp., 6.625%, 5/15/21	317,484

		20,255,931

	Health Care — 8.6%
130,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	130,039
714,000	Bausch Health Americas, Inc., 144a, 8.500%, 1/31/27	757,732
878,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	826,628
1,449,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	1,469,677
1,004,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	1,009,020
90,000	Bausch Health Cos, Inc. (Canada), 144a, 5.875%, 5/15/23	89,775
287,000	Bausch Health Cos, Inc. (Canada), 144a, 7.000%, 1/15/28	295,610
358,000	Centene Corp., 4.250%, 12/15/27	369,424
225,000	Centene Corp., 144a, 5.375%, 8/15/26	234,047
544,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	512,040
1,358,000	DaVita, Inc., 144a, 4.625%, 6/1/30	1,351,482
500,000	Encompass Health Corp., 4.500%, 2/1/28	479,560
113,000	Encompass Health Corp., 4.750%, 2/1/30	107,915
74,000	Encompass Health Corp., 5.750%, 11/1/24	74,000
1,097,000	HCA, Inc., 3.500%, 9/1/30	1,056,600
51,000	HCA, Inc., 5.375%, 2/1/25	54,634
325,000	HCA, Inc., 5.375%, 9/1/26	353,844
395,000	HCA, Inc., 5.875%, 2/15/26	433,019
228,000	HCA, Inc., 5.875%, 2/1/29	258,003
286,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	295,295
1,059,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	1,064,295
683,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	710,573
205,000	LifePoint Health, Inc., 144a, 6.750%, 4/15/25	211,663
1,174,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	1,168,130
948,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	948,000
1,179,000	Select Medical Corp., 144a, 6.250%, 8/15/26	1,191,910
562,000	Teleflex, Inc., 4.875%, 6/1/26	578,860
705,000	Tenet Healthcare Corp., 5.125%, 5/1/25	680,473
238,000	Tenet Healthcare Corp., 144a, 6.250%, 2/1/27	236,215
641,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	681,864
198,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 6.750%, 3/1/28	209,262

		17,839,589

	Industrials — 7.2%
533,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	542,327
416,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	411,370
625,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	644,531
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	413,700
495,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	493,762
1,908,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	1,936,620
537,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	515,767
612,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	618,120
205,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	206,581
749,000	Moog, Inc., 144a, 4.250%, 12/15/27	726,530

Principal Amount		Market Value
	Industrials — (Continued)
$701,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	$704,505
307,000	Norbord, Inc. (Canada), 144a, 5.750%, 7/15/27	313,140
682,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	702,460
747,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	776,880
1,616,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	1,567,520
203,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	205,538
466,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	464,844
144,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	151,343
217,000	Triumph Group, Inc., 144a, 6.250%, 9/15/24	184,450
1,036,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	1,045,065
700,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	740,250
492,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	515,370
982,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	1,028,743

		14,909,416

	Financials — 6.9%
317,000	Ally Financial, Inc., 5.750%, 11/20/25	339,202
645,000	Ally Financial, Inc., 8.000%, 11/1/31	815,608
175,000	Ally Financial, Inc., 8.000%, 11/1/31	225,807
2,012,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings Inc. (Canada), 144a, 8.500%, 12/15/22	2,001,940
528,000	Credit Acceptance Corp., 6.625%, 3/15/26	530,139
1,008,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	973,426
455,000	Fairstone Financial, Inc. (Canada), 144a, 7.875%, 7/15/24	445,900
328,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	318,160
391,000	Goldman Sachs Group, Inc. (The)., Ser P, (3M LIBOR +2.874%), 5.000%, 5/10/69(A)(B)	361,675
730,000	Navient Corp., 5.500%, 1/25/23	699,887
1,462,000	Navient Corp., 5.875%, 10/25/24	1,373,374
1,826,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,893,562
525,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 6.250%, 1/15/28	494,812
932,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	961,712
386,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	394,604
430,000	Radian Group, Inc., 4.500%, 10/1/24	414,950
293,000	Springleaf Finance Corp., 6.125%, 3/15/24	297,761
614,000	Springleaf Finance Corp., 6.625%, 1/15/28	607,860
159,000	Springleaf Finance Corp., 6.875%, 3/15/25	163,124
172,000	Springleaf Finance Corp., 7.125%, 3/15/26	178,018
781,000	Springleaf Finance Corp., 8.875%, 6/1/25	834,928

		14,326,449

	Real Estate — 5.6%
196,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	165,620
1,087,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	1,043,520
1,218,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	1,193,640
663,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	711,896
1,835,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	1,715,725
976,000	Iron Mountain US Holdings, Inc. REIT, 144a, 5.375%, 6/1/26	980,880
463,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	450,267
968,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	963,160
1,016,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,000,760
845,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 4.500%, 9/1/26	836,803

23

Touchstone High Yield Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 98.1% (Continued)
	Real Estate — (Continued)
$496,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	$514,600
202,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.500%, 5/1/24	205,030
811,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	822,244
296,000	SBA Communications Corp. REIT, 144a, 3.875%, 2/15/27	294,890
168,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	157,920
519,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	496,942

		11,553,897

	Materials — 5.5%
573,000	Alcoa Nederland Holding BV, 144a, 6.750%, 9/30/24	585,176
964,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	988,100
503,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	515,263
187,000	Arconic Corp., 144a, 6.000%, 5/15/25	193,311
273,000	Arconic Corp., 144a, 6.125%, 2/15/28	272,932
330,000	Clearwater Paper Corp., 4.500%, 2/1/23	328,350
336,000	Clearwater Paper Corp., 144a, 5.375%, 2/1/25	338,520
225,000	Commercial Metals Co., 4.875%, 5/15/23	226,688
770,000	Commercial Metals Co., 5.750%, 4/15/26	789,250
761,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	745,780
15,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	15,289
405,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	405,000
1,374,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	1,380,441
895,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	884,652
544,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	516,800
764,000	Novelis Corp., 144a, 5.875%, 9/30/26	763,045
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	857,885
481,000	Olin Corp., 5.125%, 9/15/27	449,735
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	402,962
588,000	Teck Resources Ltd. (Canada), 6.250%, 7/15/41	642,908
145,000	WR Grace & Co., 144a, 4.875%, 6/15/27	146,889

		11,448,976

	Utilities — 3.6%
653,000	Calpine Corp., 144a, 4.500%, 2/15/28	636,675
669,000	Calpine Corp., 144a, 5.250%, 6/1/26	675,496
389,000	Clearway Energy Operating LLC, 5.000%, 9/15/26	393,863
603,000	Clearway Energy Operating LLC, 5.750%, 10/15/25	622,597
212,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	216,227
1,074,000	DPL, Inc., 4.350%, 4/15/29	1,087,833
220,000	DPL, Inc., 144a, 4.125%, 7/1/25	220,062
193,000	PG&E Corp., 5.250%, 7/1/30	194,100
1,269,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	1,162,962
409,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	428,428
1,075,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	1,069,625
690,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	690,000

		7,397,868

	Information Technology — 3.1%
368,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	385,848
364,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	364,000

Principal Amount		Market Value
	Information Technology — (Continued)
$671,000	CDK Global, Inc., 4.875%, 6/1/27	$688,412
211,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	214,693
493,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	496,137
235,000	MTS Systems Corp., 144a, 5.750%, 8/15/27	215,613
460,000	NCR Corp., 144a, 5.750%, 9/1/27	460,000
92,000	NCR Corp., 144a, 8.125%, 4/15/25	97,520
862,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	829,942
341,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	353,825
277,000	Pitney Bowes, Inc., 5.125%, 5/15/22	227,140
286,000	PTC, Inc., 144a, 4.000%, 2/15/28	283,174
1,016,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	1,030,874
644,000	Western Digital Corp., 4.750%, 2/15/26	665,542

		6,312,720

	Total Corporate Bonds	$202,485,253

Shares
	Short-Term Investment Funds — 0.3%
436,647	Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	436,647
132,676	Invesco Government & Agency Portfolio, Institutional Class, 0.09%**¥Ω	132,676

	Total Short-Term Investment Funds	$569,323

	Total Investment Securities —98.4% (Cost $208,816,716)	$203,054,576
	Other Assets in Excess of Liabilities — 1.6%	3,288,416

	Net Assets — 100.0%	$206,342,992

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $127,798.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

DAC - Designated Activity Company

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $132,515,927 or 64.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

24

Touchstone High Yield Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$202,485,253	$—	$202,485,253
Short-Term Investment Funds	569,323	—	—	569,323

Total	$569,323	$202,485,253	$—	$203,054,576

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Impact Bond Fund – June 30, 2020 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 29.9%
	Industrials — 9.0%
$2,620,907	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	$2,403,732
5,407	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	5,499
81,255	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	83,863
554,657	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	582,827
221,386	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	212,390
1,432,847	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,343,889
682,603	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	622,711
1,731,742	CSX Transportation, Inc., 6.251%, 1/15/23	1,904,216
444,502	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	417,071
1,485,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	1,486,687
363,346	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	400,623
2,135,000	FedEx Corp., 4.000%, 1/15/24	2,365,310
2,583,000	GATX Corp., 3.250%, 3/30/25	2,699,535
2,000,000	John Deere Capital Corp. MTN, 2.800%, 9/8/27	2,237,355
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,204,860
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,551,511
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	2,048,168
2,000,000	Republic Services, Inc., 5.250%, 11/15/21	2,125,425
1,855,000	SBA Tower Trust, 144a, 3.168%, 4/11/22	1,873,586
856,071	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	856,670
1,325,000	Union Pacific Corp., 3.950%, 9/10/28	1,573,172
612,212	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	612,212
413,606	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	486,547
793,603	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	873,361
1,410,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,445,250
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,688,910

		33,105,380

	Financials — 8.1%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,737,051
2,600,000	American Express Co., 2.650%, 12/2/22	2,723,220
850,000	American Tower Trust, 144a, 3.070%, 3/15/23	869,624
1,625,138	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,818,648
545,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	707,095
1,000,000	KeyBank NA/Cleveland OH, 2.300%, 9/14/22	1,038,831
1,950,000	KeyBank NA/Cleveland OH, 3.350%, 6/15/21	2,004,092
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,593,784
1,380,000	Nationwide Financial Services, Inc., 144a, 5.375%, 3/25/21	1,419,269
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,139,168
1,541,000	PNC Bank NA, 2.500%, 1/22/21	1,556,617
1,200,000	PNC Bank NA, 2.700%, 10/22/29	1,281,846
1,404,000	Progressive Corp.(The), 4.200%, 3/15/48	1,821,129
2,040,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	1,997,449

Principal Amount		Market Value
	Financials — (Continued)
$1,398,000	Torchmark Corp., 3.800%, 9/15/22	$1,468,994
792,000	Unum Group, 7.250%, 3/15/28	929,102
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%, 10/15/68(A)(B)	1,652,000
2,000,000	Wachovia Capital Trust III, (3M LIBOR +0.930%), 5.570%, 3/15/69(A)(B)	1,985,600

		29,743,519

	Utilities — 6.1%
2,000,000	American Water Capital Corp., 2.950%, 9/1/27	2,201,964
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,163,168
1,598,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,266,168
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,718,903
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	3,113,899
2,382,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,743,861
1,642,000	Georgia Power Co., 4.750%, 9/1/40	2,018,069
140,612	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	141,210
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.068%), 2.364%, 10/1/66(A)	1,584,180
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,335,204

		22,286,626

	Health Care — 1.6%
2,648,704	CVS Pass-Through Trust, 6.036%, 12/10/28	2,993,609
2,605,000	HCA, Inc., 5.250%, 4/15/25	2,987,577

		5,981,186

	Consumer Discretionary — 1.4%
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,305,646
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,265,022
1,300,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,011,372
466,000	Service Corp. International, 5.375%, 5/15/24	474,737

		5,056,777

	Energy — 1.3%
592,000	Spectra Energy Partners LP, 3.500%, 3/15/25	648,362
2,482,000	Tennessee Valley Authority, 4.650%, 6/15/35	3,440,739
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	671,271

		4,760,372

	Real Estate — 1.1%
1,800,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,969,478
1,750,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,029,307

		3,998,785

	Consumer Staples — 0.8%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,628,033
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,221,516

		2,849,549

	Communication Services — 0.5%
1,250,000	Verizon Communications, Inc., 5.012%, 4/15/49	1,743,366

	Total Corporate Bonds	$109,525,560

	U.S. Government Agency Obligations — 25.6%
1,214,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,463,583
1,099,478	Helios Leasing I LLC, 1.734%, 7/24/24	1,118,174
1,111,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,295,094
876,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	897,771
2,057,053	Reliance Industries Ltd. (India), 1.870%, 1/15/26	2,096,018
33,964	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	34,993
12,107	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	12,564

26

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Agency Obligations — 25.6% (Continued)
$46,429	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	$48,673
98,868	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	105,011
101,099	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	107,678
173,971	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	188,514
190,301	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	206,243
340,158	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	367,383
318,025	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	341,827
491,391	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	535,772
243,476	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	266,141
723,219	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	783,150
360,985	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	392,065
384,833	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	432,565
820,269	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	885,449
423,292	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	461,021
517,946	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	559,405
271,942	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	299,645
874,400	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	930,665
1,536,437	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,673,925
3,275,286	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	3,440,095
265,172	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	267,603
5,778,026	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	5,963,262
4,803,497	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	4,909,274
2,605,909	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,759,937
2,935,697	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	3,121,860
4,209,432	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	4,465,323
2,296,701	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,419,808
3,238,739	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	3,429,940
2,720,494	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,906,946
2,803,342	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,886,234
4,204,129	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	4,497,337
4,298,493	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	4,594,188
4,905,054	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	5,344,524
2,792,841	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,982,572
3,827,574	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	4,113,164

Principal Amount		Market Value
	U.S. Government Agency Obligations — 25.6% (Continued)
$2,230,311	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	$2,461,644
2,632,232	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,858,836
2,639,983	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,897,807
2,987,134	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	3,216,083
1,059,048	Tagua Leasing LLC, 1.581%, 11/16/24	1,074,917
742,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	900,941
4,735,552	United States Small Business Administration, Ser 2016-20B, Class 1, 2.270%, 2/1/36	5,012,074
1,132,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,413,058

	Total U.S. Government Agency Obligations	$93,440,756

	Agency Collateralized Mortgage Obligations — 16.4%
2,100,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	2,528,094
2,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,854,531
3,447,146	FHLMC Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,801,330
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,868,580
3,362,866	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03 Class A1, 2.617%, 12/25/26	3,564,218
3,122,770	FNMA REMIC, Ser 2019-M6, Class A1, 3.300%, 8/1/28	3,447,055
1,500,000	FREMF Mortgage Trust, Ser 2011-K16, Class B, 144a, 4.762%, 11/25/46(A)(C)	1,554,559
1,020,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.162%, 5/25/45(A)(C)	1,058,853
3,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.782%, 10/25/45(A)(C)	3,132,629
1,300,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.667%, 6/25/45(A)(C)	1,365,885
1,578,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 4.081%, 8/25/47(A)(C)	1,607,900
1,483,241	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.537%, 11/25/35(A)	1,485,981
951,776	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(A)(C)	956,324
1,515,710	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(C)	1,609,254
2,748,670	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(C)	2,958,246
2,349,468	GNMA, Ser 2011-142, Class B, 3.480%, 2/16/44(A)(C)	2,407,488
1,462,882	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	1,505,117
2,975,000	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(C)	3,159,179
938,561	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	960,231
1,839,202	GNMA, Ser 2013-121, Class AB, 2.256%, 8/16/44(A)(C)	1,909,637
782,476	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	785,733
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(C)	2,735,467
2,878,476	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	2,997,638
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(C)	3,728,970
2,376,862	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,487,240
1,610,264	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 0.803%, 5/20/67(A)	1,608,254

	Total Agency Collateralized Mortgage Obligations	$60,078,393

	U.S. Government Mortgage-Backed Obligations — 9.7%
1,305,155	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,502,533

27

Touchstone Impact Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 9.7% (Continued)
$187,905	FNMA, Pool #465711, 4.680%, 8/1/28	$221,120
100,014	FNMA, Pool #874210, 5.260%, 1/1/25	105,638
503,125	FNMA, Pool #888829, 5.889%, 6/1/37(A)	529,575
91,340	FNMA, Pool #AE0446, 4.153%, 9/1/20(A)	91,535
1,335,118	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,486,310
1,648,115	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,683,965
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,633,550
2,898,710	FNMA, Pool #AN5183, 3.250%, 4/1/27	3,265,884
3,593,441	FNMA, Pool #AS8650, 3.000%, 1/1/47	3,801,904
588,995	FNMA, Pool #AT0924, 2.000%, 3/1/28	607,748
1,420,317	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,536,062
3,151,037	FNMA, Pool #BE3695, 3.500%, 6/1/47	3,309,890
3,275,529	FNMA REMICS, Pool #BP1932, 3.000%, 4/1/50	3,452,157
3,295,226	FNMA REMICS, Pool #FM3442, 3.000%, 6/1/50	3,472,916
3,181,204	FNMA REMICS, Pool #MA4019, 2.500%, 5/1/50	3,315,792
3,300,000	FNMA REMICS, Pool #MA4078, 2.500%, 7/1/50	3,440,911

	Total U.S. Government Mortgage-Backed Obligations	$35,457,490

	Municipal Bonds — 6.8%
	California — 1.8%
1,000,000	California Health Facilities Financing Authority Revenue, Txbl Senior No Place Like Home, 2.704%, 6/1/30	1,026,760
554,306	California HFA Residential Mortgage Revenue, Ser A, 2.900%, 2/1/42	559,738
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,495,789
1,710,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,573,174

		6,655,461

	Indiana — 0.5%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, Ser B, 6.116%, 1/15/40	1,727,112

	Louisiana — 0.4%
1,308,507	Louisiana State Housing Corp., Revenue, 2.875%, 11/1/38	1,333,682

	Missouri — 0.1%
555,000	Missouri State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	558,041

	New York — 1.0%
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,949,136
1,135,000	Port Authority of New York and New Jersey, Txbl Cons Ser 181, 4.960%, 8/1/46	1,576,084

		3,525,220

	Ohio — 0.4%
1,370,000	Ohio State HFA, Revenue, Ser 1, 2.650%, 11/1/41	1,395,331

	Texas — 1.8%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America
	Bonds, Ser B, 5.999%, 12/1/44	2,876,374

Principal Amount		Market Value
	Municipal Bonds — 6.8% (Continued)
$515,000	Texas State Department of Housing & Community Affairs, Revenue, Ser A, 2.800%, 3/1/36	$515,577
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, Ser B, 5.178%, 4/1/30	3,382,500

		6,774,451

	Virginia — 0.2%
761,097	Virginia State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	773,959

	Washington — 0.6%
1,515,000	State of Washington, Build America Bonds, Ser D, UTGO, 5.481%, 8/1/39	2,156,057

	Total Municipal Bonds	$24,899,314

	U.S. Treasury Obligations — 4.0%
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43(D)	7,544,882
5,379,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/45(D)	3,724,919
4,862,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/48(D)	3,217,826

	Total U.S. Treasury Obligations	$14,487,627

	Asset-Backed Securities — 1.2%
1,130,659	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,262,218
1,035,864	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,131,671
1,345,712	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,484,928
671,217	JCP&L Transition Funding II LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	683,668

	Total Asset-Backed Securities	$4,562,485

	Non-Agency Collateralized Mortgage Obligation — 0.7%
2,352,366	Virginia Housing Development Authority, Ser 2019-A, Class A, 2.950%, 10/25/49	$2,391,791

	Commercial Mortgage-Backed Security — 0.0%
336,276	CD Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	$189,406

Shares
	Short-Term Investment Fund — 5.8%
21,195,114	Dreyfus Government Cash Management,
	Institutional Shares, 0.09%¥Ω	$21,195,114

	Total Investment Securities — 100.1% (Cost $345,407,937)	$366,227,936
	Liabilities in Excess of Other Assets — (0.1%)	(540,654)

	Net Assets — 100.0%	$365,687,282

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(D)

These securities do not indicate a reference rate and spread in their description. Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

28

Touchstone Impact Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securitization

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $22,564,692 or 6.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$109,525,560	$—	$109,525,560
U.S. Government Agency Obligations	—	93,440,756	—	93,440,756
Agency Collateralized Mortgage Obligations	—	60,078,393	—	60,078,393
U.S. Government Mortgage-Backed Obligations	—	35,457,490	—	35,457,490
Municipal Bonds	—	24,899,314	—	24,899,314
U.S. Treasury Obligations	—	14,487,627	—	14,487,627
Asset-Backed Securities	—	4,562,485	—	4,562,485
Non-Agency Collateralized Mortgage Obligation	—	2,391,791	—	2,391,791
Commercial Mortgage-Backed Security	—	189,406	—	189,406
Short-Term Investment Fund	21,195,114	—	—	21,195,114

Total	$21,195,114	$345,032,822	$—	$366,227,936

See accompanying Notes to Portfolios of Investments.

29

Portfolio of Investments

Touchstone International ESG Equity Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 98.0%
Japan — 16.7%
Communication Services — 5.7%
KDDI Corp.	28,000	$835,440
Nintendo Co. Ltd.	1,400	625,897

Consumer Discretionary — 3.8%
Panasonic Corp.	8,600	75,414
Sony Corp.	13,100	904,295

Health Care — 1.1%
Eisai Co. Ltd.	3,600	286,016

Industrials — 3.1%
Amada Co. Ltd.	26,300	215,341
Kubota Corp.	20,500	306,654
Mitsubishi Electric Corp.	20,600	269,062

Information Technology — 3.0%
Kyocera Corp.	11,200	611,347
Tokyo Electron Ltd.	700	172,721

Total Japan		4,302,187

Germany — 14.7%
Consumer Discretionary — 2.5%
Continental AG*	6,588	647,675

Industrials — 5.0%
Deutsche Post AG*	24,519	900,335
KION Group AG*	6,177	380,317

Materials — 2.3%
HeidelbergCement AG	11,244	601,911

Real Estate — 4.9%
Vonovia SE	20,692	1,264,759

Total Germany		3,794,997

France — 11.7%
Communication Services — 1.1%
Ubisoft Entertainment SA*	3,343	276,836

Energy — 3.9%
TOTAL SA ADR†	26,368	1,014,113

Industrials — 6.7%
Cie de Saint-Gobain*	20,444	737,639
Schneider Electric SE	8,957	996,348

Total France		3,024,936

Switzerland — 9.7%
Health Care — 7.2%
Alcon, Inc.*	13,290	763,633
Novartis AG	12,467	1,086,138

Industrials — 2.5%
ABB Ltd. ADR	29,231	659,452

Total Switzerland		2,509,223

United Kingdom — 9.6%
Consumer Staples — 2.0%
Reckitt Benckiser Group PLC	5,746	528,623

Financials — 2.2%
Lloyds Banking Group PLC	1,469,272	566,787

Health Care — 4.3%
GlaxoSmithKline PLC ADR	27,110	1,105,817

Utilities — 1.1%
Pennon Group PLC	19,809	274,309

Total United Kingdom		2,475,536

	Shares	Market Value
Sweden — 6.5%
Financials — 4.3%
Svenska Handelsbanken AB - Class A*	61,019	$579,395
Swedbank AB - Class A*	41,644	534,746

Industrials — 2.2%
Epiroc AB - Class A	44,571	558,492

Total Sweden		1,672,633

Canada — 6.2%
Financials — 2.6%
Intact Financial Corp.	7,207	685,928

Materials — 3.6%
Agnico Eagle Mines Ltd.	14,399	922,400

Total Canada		1,608,328

China — 5.5%
Communication Services — 3.7%
Tencent Holdings Ltd.	15,100	967,577

Consumer Discretionary — 1.8%
Shenzhou International Group Holdings Ltd.	37,600	457,111

Total China		1,424,688

Taiwan — 4.4%
Information Technology — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,828	1,125,636

Italy — 4.2%
Utilities — 4.2%
Enel SpA	126,020	1,089,877

South Korea — 3.0%
Communication Services — 1.3%
KT Corp. ADR	34,078	331,920

Information Technology — 1.7%
Samsung SDI Co. Ltd.	1,408	430,512

Total South Korea		762,432

Denmark — 2.2%
Materials — 2.2%
Novozymes A/S - Class B	9,613	557,322

India — 1.8%
Financials — 1.8%
ICICI Bank Ltd. ADR	49,023	455,424

Hong Kong — 1.8%
Financials — 1.8%
AIA Group Ltd.	48,600	454,780

Total Common Stocks		$25,257,999

Short-Term Investment Funds — 12.3%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	558,181	558,181
Invesco Government & Agency Portfolio, Institutional Class, 0.09%**¥Ω	2,605,285	2,605,285

Total Short-Term Investment Funds		$3,163,466

30

Touchstone International ESG Equity Fund (Unaudited) (Continued)

Market Value
Total Investment Securities —110.3% (Cost $26,190,749)	$28,421,465
Liabilities in Excess of Other Assets — (10.3%)	(2,645,003)

Net Assets — 100.0%	$25,776,462

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $2,455,863.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$4,302,187	$—	$4,302,187
Germany	—	3,794,997	—	3,794,997
France	1,014,113	2,010,822	—	3,024,936
Switzerland	659,452	1,849,772	—	2,509,223
United Kingdom	1,105,817	1,369,719	—	2,475,536
Sweden	—	1,672,633	—	1,672,633
Canada	1,608,328	—	—	1,608,328
China	—	1,424,688	—	1,424,688
Taiwan	1,125,636	—	—	1,125,636
Italy	—	1,089,877	—	1,089,877
South Korea	331,920	430,512	—	762,432
Denmark	—	557,322	—	557,322
India	455,424	—	—	455,424
Hong Kong	—	454,780	—	454,780
Short-Term Investment
Funds	3,163,466	—	—	3,163,466

Total	$9,464,156	$18,957,309	$—	$28,421,465

See accompanying Notes to Portfolios of Investments.

31

Portfolio of Investments

Touchstone Mid Cap Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 95.5%
Industrials — 24.3%
Allison Transmission Holdings, Inc.	2,331,228	$85,742,566
Armstrong World Industries, Inc.	1,643,871	128,156,183
Cintas Corp.	552,110	147,060,020
Copart, Inc.*	1,602,889	133,472,567
HD Supply Holdings, Inc.*	2,656,727	92,055,591
Old Dominion Freight Line, Inc.	937,980	159,072,028
Sensata Technologies Holding PLC*	1,626,177	60,542,570

		806,101,525

Information Technology — 23.2%
Amphenol Corp. - Class A	1,354,716	129,795,340
Black Knight, Inc.*	1,724,865	125,156,204
CDK Global, Inc.	1,312,813	54,376,714
Citrix Systems, Inc.	1,069,119	158,133,391
Entegris, Inc.	2,427,592	143,349,308
Skyworks Solutions, Inc.	1,256,007	160,593,055

		771,404,012

Financials — 10.5%
Alleghany Corp.	191,260	93,552,916
Cincinnati Financial Corp.	1,231,590	78,858,708
M&T Bank Corp.	886,429	92,162,023
Moelis & Co. - Class A	2,750,133	85,694,144

		350,267,791

Materials — 10.2%
Axalta Coating Systems Ltd.*	2,736,666	61,711,818
Ball Corp.	831,762	57,799,141
NewMarket Corp.	246,539	98,733,939
Vulcan Materials Co.	1,031,147	119,458,380

		337,703,278

Consumer Staples — 9.7%
Brown-Forman Corp. - Class B	1,744,996	111,086,445
Lamb Weston Holdings, Inc.	1,577,565	100,853,731
Post Holdings, Inc.*	1,261,511	110,533,594

		322,473,770

Consumer Discretionary — 9.4%
CarMax, Inc.*	1,446,653	129,547,776
Dollar Tree, Inc.*	1,215,630	112,664,588
Hasbro, Inc.	933,394	69,957,880

		312,170,244

Health Care — 3.6%
Perrigo Co. PLC	2,182,676	120,636,503

Real Estate — 2.4%
STORE Capital Corp. REIT	3,353,618	79,849,645

Communication Services — 2.2%
Fox Corp. - Class A	2,757,284	73,950,357

Total Common Stocks		$3,174,557,125

Short-Term Investment Fund — 5.3%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	176,887,031	$176,887,031

Market Value
Total Investment Securities —100.8% (Cost $3,155,793,784)	$3,351,444,156
Liabilities in Excess of Other Assets — (0.8%)	(24,982,627)

Net Assets — 100.0%	$3,326,461,529

*	Non-income producing security.

¥ Open-End Fund.

Ω Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,174,557,125	$—	$—	$3,174,557,125
Short-Term Investment Fund	176,887,031	—	—	176,887,031

Total	$3,351,444,156	$—	$—	$3,351,444,156

See accompanying Notes to Portfolios of Investments.

32

Portfolio of Investments

Touchstone Mid Cap Value Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 97.5%
Consumer Staples — 13.1%
Constellation Brands, Inc. - Class A	50,761	$8,880,637
Darling Ingredients, Inc.*	962,472	23,696,061
Hain Celestial Group, Inc. (The)*	361,033	11,376,150
Ingredion, Inc.	77,485	6,431,255
Kroger Co. (The)	239,191	8,096,615
Lamb Weston Holdings, Inc.	153,439	9,809,355
TreeHouse Foods, Inc.*	316,956	13,882,673
Tyson Foods, Inc. - Class A	176,867	10,560,729

		92,733,475

Utilities — 12.6%
CenterPoint Energy, Inc.	835,164	15,592,512
DTE Energy Co.	121,280	13,037,600
Entergy Corp.	162,396	15,234,369
Evergy, Inc.	259,405	15,380,122
NiSource, Inc.	623,245	14,172,591
Pinnacle West Capital Corp.	105,559	7,736,419
Spire, Inc.	127,931	8,406,346

		89,559,959

Health Care — 12.1%
AmerisourceBergen Corp.	63,447	6,393,554
Centene Corp.*	262,774	16,699,288
Charles River Laboratories International, Inc.*	41,923	7,309,275
DENTSPLY SIRONA, Inc.	239,753	10,563,517
Encompass Health Corp.	209,994	13,004,928
Envista Holdings Corp.*	515,408	10,869,955
Laboratory Corp. of America Holdings*	71,914	11,945,635
Zimmer Biomet Holdings, Inc.	76,954	9,185,229

		85,971,381

Financials — 11.4%
Allstate Corp. (The)	132,510	12,852,145
Ameriprise Financial, Inc.	97,698	14,658,608
Hartford Financial Services Group, Inc. (The)	222,347	8,571,477
M&T Bank Corp.	46,042	4,786,987
PacWest Bancorp	235,823	4,648,071
Pinnacle Financial Partners, Inc.	196,519	8,251,833
Reinsurance Group of America, Inc.	99,382	7,795,524
Signature Bank	116,227	12,426,991
Sterling Bancorp.	611,454	7,166,241

		81,157,877

Industrials — 10.9%
Aercap Holdings N.V. (Ireland)*	224,031	6,900,155
Clean Harbors, Inc.*	191,109	11,462,718
Dover Corp.	78,608	7,590,388
Hexcel Corp.	156,654	7,083,894
Huntington Ingalls Industries, Inc.	32,050	5,592,404
Parker-Hannifin Corp.	41,550	7,614,868
Regal-Beloit Corp.	154,969	13,531,893
Snap-on, Inc.	66,255	9,176,980
Stericycle, Inc.*	157,776	8,832,300

		77,785,600

Real Estate — 9.7%
AGNC Investment Corp., REIT	674,340	8,698,986
Alexandria Real Estate Equities, Inc., REIT	104,436	16,944,741
American Campus Communities, Inc., REIT	275,126	9,618,405
Boston Properties, Inc., REIT	91,008	8,225,303
Digital Realty Trust, Inc., REIT	65,693	9,335,632
Host Hotels & Resorts, Inc., REIT	486,244	5,246,573
Mid-America Apartment Communities, Inc., REIT	94,329	10,816,706

		68,886,346

	Shares	Market Value
Consumer Discretionary — 9.4%
BorgWarner, Inc.	211,117	$7,452,430
Carter’s, Inc.	100,505	8,110,754
Dollar General Corp.	39,851	7,592,014
Dollar Tree, Inc.*	111,173	10,303,514
Hasbro, Inc.	109,779	8,227,936
LKQ Corp.*	649,635	17,020,437
Newell Brands, Inc.	521,617	8,283,278

		66,990,363

Information Technology — 8.9%
Leidos Holdings, Inc.	133,071	12,464,761
MACOM Technology Solutions Holdings, Inc.*	431,289	14,814,777
PTC, Inc.*	146,083	11,363,797
Qorvo, Inc.*	108,928	12,039,812
Synopsys, Inc.*	65,665	12,804,675

		63,487,822

Materials — 7.1%
Berry Global Group, Inc.*	285,575	12,656,684
FMC Corp.	120,553	12,009,490
Livent Corp.*	754,632	4,648,533
Olin Corp.	340,820	3,916,022
RPM International, Inc.	110,612	8,302,537
Valvoline, Inc.	464,907	8,986,652

		50,519,918

Energy — 2.3%
Cimarex Energy Co.	143,739	3,951,385
Diamondback Energy, Inc.	143,178	5,987,704
Pioneer Natural Resources Co.	62,325	6,089,152
		16,028,241

Total Common Stocks		$693,120,982

Short-Term Investment Fund — 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	19,236,206	$19,236,206

Total Investment Securities —100.2% (Cost $670,133,578)		$712,357,188
Liabilities in Excess of Other Assets — (0.2%)		(1,412,971)

Net Assets — 100.0%		$710,944,217

* Non-income producing security.

¥ Open-End Fund.

Ω Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

33

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$693,120,982	$—	$—	$693,120,982
Short-Term Investment Fund	19,236,206	—	—	19,236,206

Total	$712,357,188	$—	$—	$712,357,188

See accompanying Notes to Portfolios of Investments.

34

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 99.1%
Information Technology — 34.5%
Adobe, Inc.*	209,638	$91,257,518
Atlassian Corp. PLC (Australia) - Class A*	205,454	37,037,193
Coupa Software, Inc.*	98,348	27,246,330
Intuit, Inc.	253,441	75,066,690
Microsoft Corp.	380,929	77,522,861
ServiceNow, Inc.*	313,170	126,852,640
Square, Inc. - Class A*	606,333	63,628,585
Twilio, Inc. - Class A*	281,331	61,729,648
Visa, Inc. - Class A	638,850	123,406,654

		683,748,119

Communication Services — 31.3%
Alphabet, Inc. - Class A*	47,793	67,772,864
Charter Communications, Inc. - Class A*	80,980	41,303,039
Facebook, Inc. - Class A*	252,107	57,245,936
Match Group, Inc.*†	1,060,594	113,536,588
Netflix, Inc.*	347,095	157,942,109
Sea Ltd. (Singapore) ADR*	1,155,145	123,877,750
Warner Music Group Corp. - Class A*†	1,225,061	36,139,299
Zillow Group, Inc. - Class C*	375,789	21,649,204

		619,466,789

Health Care — 14.0%
Align Technology, Inc.*	137,679	37,784,625
DexCom, Inc.*	78,395	31,781,333
Edwards Lifesciences Corp.*	502,711	34,742,357
Illumina, Inc.*	147,269	54,541,074
Mirati Therapeutics, Inc.*	202,022	23,064,852
Sarepta Therapeutics, Inc.*	194,371	31,165,446
Zoetis, Inc.	473,183	64,844,998

		277,924,685

Consumer Discretionary — 11.2%
Amazon.com, Inc.*	65,539	180,810,304
Floor & Decor Holdings, Inc. - Class A*	695,747	40,109,815
		220,920,119
Industrials — 4.4%
CoStar Group, Inc.*	83,595	59,408,459
Uber Technologies, Inc.*	865,038	26,885,381

		86,293,840

Consumer Staples — 3.7%
Grocery Outlet Holding Corp.*	818,834	33,408,427
Monster Beverage Corp.*	575,315	39,880,836

		73,289,263

Total Common Stocks		$1,961,642,815

	Shares	Market Value
Short-Term Investment Funds — 8.8%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	28,441,467	$28,441,467
Invesco Government & Agency Portfolio, Institutional Class, 0.09%**¥Ω	146,307,907	146,307,907

Total Short-Term Investment Funds		$174,749,374

Total Investment Securities — 107.9% (Cost $1,122,051,978)		$2,136,392,189
Liabilities in Excess of Other Assets — (7.9%)		(156,184,762)

Net Assets — 100.0%		$1,980,207,427

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2020 was $142,185,248.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,961,642,815	$—	$—	$1,961,642,815
Short-Term Investment Funds	174,749,374	—	—	174,749,374

Total	$2,136,392,189	$—	$—	$2,136,392,189

See accompanying Notes to Portfolios of Investments.

35

Portfolio of Investments

Touchstone Small Cap Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 96.6%
Industrials — 25.5%
Armstrong World Industries, Inc.	34,875	$2,718,855
GATX Corp.	38,730	2,361,755
Kaman Corp.	49,616	2,064,026
Landstar System, Inc.	39,485	4,434,560
Masonite International Corp.*	34,274	2,665,832
Matson, Inc.	47,177	1,372,851
UniFirst Corp.	12,375	2,214,506

		17,832,385

Consumer Discretionary — 16.0%
Churchill Downs, Inc.	28,929	3,851,896
Graham Holdings Co. - Class B	3,742	1,282,271
Penske Automotive Group, Inc.	62,624	2,424,175
Tempur Sealy International, Inc.*	50,768	3,652,758

		11,211,100

Financials — 14.9%
Atlantic Union Bankshares Corp.	71,169	1,648,274
Eaton Vance Corp.	45,319	1,749,313
MBIA, Inc.*	142,089	1,030,145
Moelis & Co. - Class A	83,581	2,604,384
White Mountains Insurance Group Ltd.	3,808	3,381,390

		10,413,506

Materials — 13.5%
GCP Applied Technologies, Inc.*	99,723	1,852,853
Ingevity Corp.*	54,332	2,856,233
NewMarket Corp.	10,150	4,064,872
Tredegar Corp.	42,212	650,065

		9,424,023

Real Estate — 10.2%
Alexander & Baldwin, Inc. REIT	123,049	1,499,967
First Industrial Realty Trust, Inc. REIT	96,146	3,695,852
STORE Capital Corp. REIT	62,729	1,493,577
Tejon Ranch Co.*	32,604	469,498

		7,158,894

Information Technology — 5.3%
Entegris, Inc.	63,434	3,745,778

Consumer Staples — 4.9%
Energizer Holdings, Inc.	34,383	1,632,849
PriceSmart, Inc.	29,442	1,776,236

		3,409,085

Health Care — 4.5%
Bruker Corp.	38,456	1,564,390
LivaNova PLC*	33,513	1,612,981

		3,177,371

	Shares	Market Value
Energy — 1.8%
Dril-Quip, Inc.*	43,525	$1,296,610

Total Common Stocks		$67,668,752

Short-Term Investment Fund — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	2,320,793	$2,320,793

Total Investment Securities —99.9% (Cost $58,989,704)		$69,989,545
Other Assets in Excess of Liabilities — 0.1%		58,094

Net Assets — 100.0%		$70,047,639

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviation:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$67,668,752	$—	$—	$67,668,752
Short-Term Investment Fund	2,320,793	—	—	2,320,793

Total	$69,989,545	$—	$—	$69,989,545

See accompanying Notes to Portfolios of Investments.

36

Portfolio of Investments

Touchstone Small Cap Value Fund – June 30, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 100.4%
Industrials — 19.8%
Altra Industrial Motion Corp.	24,160	$769,738
BWX Technologies, Inc.	22,471	1,272,757
CIRCOR International, Inc.*	17,019	433,644
Clean Harbors, Inc.*	17,192	1,031,176
EMCOR Group, Inc.	7,234	478,457
Enerpac Tool Group Corp.	26,373	464,165
EnPro Industries, Inc.	13,461	663,493
Generac Holdings, Inc.*	5,369	654,642
Harsco Corp.*	47,305	639,091
Hexcel Corp.	14,945	675,813
Hillenbrand, Inc.	13,108	354,834
Huron Consulting Group, Inc.*	21,584	955,092
ITT, Inc.	22,385	1,314,895
Kelly Services, Inc. - Class A	24,254	383,577
Korn/Ferry International	23,806	731,558
Masonite International Corp.*	9,458	735,643
Regal Beloit Corp.	10,521	918,694
SPX FLOW, Inc.*	10,099	378,107
Standex International Corp.	13,297	765,242
Team, Inc.*	71,779	399,809

		14,020,427

Financials — 14.6%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	41,053	1,001,283
BankUnited, Inc.	45,353	918,398
First Horizon National Corp.	70,230	699,491
FNB Corp.	157,104	1,178,280
Hanover Insurance Group, Inc. (The)	7,918	802,331
IBERIABANK Corp.	22,526	1,025,834
Kemper Corp.	12,458	903,454
MGIC Investment Corp.	87,379	715,634
Pinnacle Financial Partners, Inc.	8,090	339,699
Sterling Bancorp.	103,358	1,211,356
Umpqua Holdings Corp.	47,882	509,464
Univest Financial Corp.	40,792	658,383
Western Alliance Bancorp	10,171	385,176

		10,348,783

Consumer Staples — 13.5%
BJ’s Wholesale Club Holdings, Inc.*	25,106	935,701
Cal-Maine Foods, Inc.	17,231	766,435
Darling Ingredients, Inc.*	98,622	2,428,074
Hain Celestial Group, Inc. (The)*	33,631	1,059,713
Hostess Brands, Inc.*	83,450	1,019,759
MGP Ingredients, Inc.	14,768	542,059
Sanderson Farms, Inc.	7,394	856,891
Spectrum Brands Holdings, Inc.	11,707	537,351
TreeHouse Foods, Inc.*	33,056	1,447,853

		9,593,836

Information Technology — 13.2%
Belden, Inc.	9,067	295,131
CACI International, Inc. - Class A*	6,662	1,444,855
ExlService Holdings, Inc.*	21,821	1,383,451
MACOM Technology Solutions Holdings, Inc.*	52,874	1,816,222
ManTech International Corp. - Class A	19,831	1,358,225
Semtech Corp.*	9,497	495,933
Viavi Solutions, Inc.*	104,151	1,326,884
Virtusa Corp.*	38,220	1,241,003

		9,361,704

Materials — 8.9%
Cabot Corp.	10,705	396,620

	Shares	Market Value
Materials — (Continued)
Ingevity Corp.*	12,289	$646,033
Innospec, Inc.	7,332	566,397
Livent Corp.*	80,560	496,250
O-I Glass, Inc.	49,464	444,187
Olin Corp.	41,260	474,077
Sensient Technologies Corp.	7,532	392,869
Silgan Holdings, Inc.	23,547	762,687
Valvoline, Inc.	51,479	995,089
WR Grace & Co.	23,261	1,181,891

		6,356,100

Consumer Discretionary — 8.3%
Callaway Golf Co.	43,150	755,556
Carter’s, Inc.	9,614	775,850
Murphy USA, Inc.*	19,307	2,173,775
Oxford Industries, Inc.	9,104	400,667
Steven Madden Ltd.	15,211	375,560
Texas Roadhouse, Inc.	7,383	388,124
Vista Outdoor, Inc.*	44,951	649,542
YETI Holdings, Inc.*	9,300	397,389

		5,916,463

Utilities — 6.2%
Black Hills Corp.	10,890	617,027
Hawaiian Electric Industries, Inc.	12,594	454,140
IDACORP, Inc.	11,351	991,737
Portland General Electric Co.	34,386	1,437,679
Spire, Inc.	13,283	872,826

		4,373,409

Health Care — 6.0%
Envista Holdings Corp.*	59,146	1,247,389
Integra LifeSciences Holdings Corp.*	21,292	1,000,511
NuVasive, Inc.*	14,258	793,600
Prestige Consumer Healthcare, Inc.*	31,661	1,189,187

		4,230,687

Real Estate — 5.8%
Blackstone Mortgage Trust, Inc. - Class A REIT	46,451	1,119,005
Columbia Property Trust, Inc. REIT	62,788	825,034
Corporate Office Properties Trust REIT	41,885	1,061,366
Dynex Capital, Inc. REIT	31,525	450,807
Lexington Realty Trust REIT	61,174	645,386

		4,101,598

Communication Services — 2.8%
Cogent Communications Holdings, Inc.	13,031	1,008,078
Nexstar Media Group, Inc. - Class A	12,157	1,017,419

		2,025,497

Energy — 1.3%
DMC Global, Inc.	12,969	357,944
Parsley Energy, Inc. - Class A	25,554	272,917
PDC Energy, Inc.*	8,694	108,153
Select Energy Services, Inc. - Class A*	36,114	176,959

		915,973

Total Common Stocks		$71,244,477

Exchange-Traded Fund — 1.6%
iShares Russell 2000 Value ETF	11,307	$1,101,980

37

Touchstone Small Cap Value Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Fund — 0.0%
Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	153	$153

Total Investment Securities — 102.0% (Cost $75,490,038)		$72,346,610
Liabilities in Excess of Other Assets — (2.0%)		(1,412,858)

Net Assets — 100.0%		$70,933,752

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$71,244,477	$—	$—	$71,244,477
Exchange-Traded Fund	1,101,980	—	—	1,101,980
Short-Term Investment Fund	153	—	—	153

Total	$72,346,610	$—	$—	$72,346,610

See accompanying Notes to Portfolios of Investments.

38

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2020 (Unaudited)

Principal Amount		Market Value
	Asset-Backed Securities — 38.4%
$1,759,688	Accredited Mortgage Loan Trust, Ser 2005-1, Class M1, (1M LIBOR +0.705%), 0.890% 4/25/35(A)	$1,752,655
4,741,728	ALM XVI Ltd./ALM XVI LLC (Cayman Islands), Ser 2015-16A, Class AAR2, 144a, (3M LIBOR +0.900%), 2.119% 7/15/27(A)	4,714,448
3,439,620	American Credit Acceptance Receivables Trust, Ser 2016-4, Class D, 144a, 4.110% 4/12/23	3,446,875
2,441,546	American Credit Acceptance Receivables Trust, Ser 2017-1, Class D, 144a, 3.540% 3/13/23	2,452,361
18,470	American Credit Acceptance Receivables Trust, Ser 2017-4, Class C, 144a, 2.940% 1/10/24	18,480
238,070	American Credit Acceptance Receivables Trust, Ser 2018-2, Class C, 144a, 3.700% 7/10/24	239,974
3,228,996	AmeriCredit Automobile Receivables, Ser 2016-1, Class D, 3.590% 2/8/22	3,237,652
1,000,000	AmeriCredit Automobile Receivables Trust, Ser 2016-2, Class D, 3.650% 5/9/22	1,007,353
3,466,000	AmeriCredit Automobile Receivables Trust, Ser 2017-4, Class B, 2.360% 12/19/22	3,503,112
1,184,642	Ascentium Equipment Receivables Trust, Ser 2019-2A, Class A1, 144a, 2.150% 11/10/20	1,186,540
2,117,974	Avid Automobile Receivables Trust, Ser 2019-1, Class A, 144a, 2.620% 2/15/24	2,138,266
1,500,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2015-2A, Class C, 144a, 3.930% 12/20/21	1,488,823
838,259	BCC Funding Corp. XVI LLC, Ser 2019-1A, Class A1, 144a, 2.300% 10/20/20	838,831
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (1M LIBOR +1.800%), 1.994% 2/16/37(A)	5,715,360
626,419	Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Class 1M1, (1M LIBOR +0.650%), 0.835% 3/25/35(A)	623,543
10,900,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 1.235% 9/15/35(A)	10,682,234
2,953,882	Carvana Auto Receivables Trust, Ser 2019-3A, Class A2, 144a, 2.420% 4/15/22	2,963,878
7,590,000	Cedar Funding II CLO Ltd. (Cayman Islands), Ser 2013-1A, Class AFR, 144a, 3.020% 6/9/30	7,603,047
4,704,317	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 1.935% 1/20/28(A)	4,641,848
442,475	Conn’s Receivables Funding, Ser 2018-A, Class A, 144a, 3.250% 1/15/23	440,013
1,353,876	Conn’s Receivables Funding, Ser 2019-B, Class A, 144a, 2.660% 6/17/24	1,333,889
1,751,133	CPS Auto Receivables Trust, Ser 2014-D, Class D, 144a, 5.330% 11/16/20	1,754,363
5,732,451	CPS Auto Receivables Trust, Ser 2015-A, Class D, 144a, 5.600% 2/16/21	5,741,881
12,597,000	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2I, 144a, (3M LIBOR +1.250%), 2.241% 7/25/47(A)	12,486,272
3,525,809	Drive Auto Receivables Trust, Ser 2016-BA, Class D, 144a, 4.530% 8/15/23	3,550,671
7,727,511	Drive Auto Receivables Trust, Ser 2017-3, Class D, 144a, 3.530% 12/15/23	7,836,759
12,868,000	Drive Auto Receivables Trust, Ser 2017-BA, Class E, 144a, 5.300% 7/15/24	13,196,056
1,375,433	DT Auto Owner Trust, Ser 2016-4A, Class D, 144a, 3.770% 10/17/22	1,379,063

Principal Amount		Market Value
	Asset-Backed Securities — 38.4% (Continued)
$3,165,023	DT Auto Owner Trust, Ser 2017-2A, Class D, 144a, 3.890% 1/15/23	$3,189,435
5,685,000	DT Auto Owner Trust, Ser 2017-2A, Class E, 144a, 6.030% 1/15/24	5,868,336
3,572,229	DT Auto Owner Trust, Ser 2017-3A, Class D, 144a, 3.580% 5/15/23	3,603,914
1,697,530	DT Auto Owner Trust, Ser 2019-3A, Class A, 144a, 2.550% 8/15/22	1,706,268
5,300,000	DT Auto Owner Trust, Ser 2020-2A, Class A, 144a, 1.140% 1/16/24	5,301,097
221,421	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530% 2/25/27	220,308
3,993,760	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730% 4/25/28	3,944,179
3,623,993	Exeter Automobile Receivables Trust, Ser 2018-3A, Class B, 144a, 3.460% 10/17/22	3,633,626
549,238	Exeter Automobile Receivables Trust, Ser 2019-2A, Class A, 144a, 2.930% 7/15/22	550,426
7,800,000	Exeter Automobile Receivables Trust, Ser 2020-2A, Class A, 144a, 1.130% 8/15/23	7,800,498
2,516,476	First Investors Auto Owner Trust, Ser 2016-1A, Class D, 144a, 4.700% 4/18/22	2,533,746
1,720,741	Flagship Credit Auto Trust, Ser 2016-3, Class C, 144a, 2.720% 7/15/22	1,727,101
1,359,000	Flagship Credit Auto Trust, Ser 2018-2, Class B, 144a, 3.560% 5/15/23	1,388,942
1,326,205	Flagship Credit Auto Trust, Ser 2018-4, Class A, 144a, 3.410% 5/15/23	1,344,057
3,119,374	Flatiron CLO Ltd. (Cayman Islands), Ser 2015-1A, Class AR, 144a, (3M LIBOR +0.890%), 2.109% 4/15/27(A)	3,096,506
127,541	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class A2, 144a, 3.320% 4/15/22	127,670
1,301,866	GLS Auto Receivables Issuer Trust, Ser 2019-1A, Class A, 144a, 3.370% 1/17/23	1,313,613
2,752,565	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060% 4/17/23	2,782,327
4,792,826	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580% 7/17/23	4,844,664
5,651,340	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class A, 144a, 2.470% 11/15/23	5,714,530
4,722,059	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class A, 144a, 2.170% 2/15/24	4,775,349
486,053	GLS Auto Receivables Trust, Ser 2016-1A, Class C, 144a, 6.900% 10/15/21	489,116
1,240,836	GLS Auto Receivables Trust, Ser 2018-1A, Class A, 144a, 2.820% 7/15/22	1,244,655
138,889	GLS Auto Receivables Trust, Ser 2018-2A, Class A, 144a, 3.250% 4/18/22	138,981
1,425,914	GLS Auto Receivables Trust, Ser 2018-3A, Class A, 144a, 3.350% 8/15/22	1,432,582
4,790,000	Grand Avenue CRE (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.120%), 1.305% 6/15/37(A)	4,706,391
10,035,255	Hardee’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 4.250% 6/20/48	10,198,729
6,300,000	Hertz Vehicle Financing II LP, Ser 2015-3A, Class B, 144a, 3.710% 9/25/21	6,033,700
3,314,000	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940% 3/25/22	3,177,524

39

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 38.4% (Continued)
$6,760,000	Hertz Vehicle Financing II LP, Ser 2017-1A, Class B, 144a, 3.560% 10/25/21	$6,522,635
2,275,930	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 0.825% 8/25/35(A)	2,273,077
1,243,706	Home Equity Asset Trust, Ser 2005-8, Class M1, (1M LIBOR +0.430%), 0.615% 2/25/36(A)	1,238,063
8,186,505	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610% 7/30/47	8,029,570
5,142,472	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825% 3/15/24	5,075,909
3,229,346	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 1.935% 1/18/28(A)	3,185,995
5,203,265	Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Class M4, (1M LIBOR +0.370%), 0.555% 8/25/36(A)	5,190,958
764,779	Mid-State Capital Trust, Ser 2010-1, Class M, 144a, 5.250% 12/15/45	790,980
13,740	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, (1M LIBOR +0.300%), 0.485% 12/25/35(A)	13,736
1,720,592	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.400%), 0.585% 10/25/35(A)	1,710,147
9,412,325	OCP CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (3M LIBOR +0.850%), 1.985% 4/17/27(A)	9,360,623
9,630,000	OneMain Direct Auto Receivables Trust, Ser 2017-2A, Class E, 144a, 4.740% 11/14/25	9,691,099
258,097	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290% 7/9/29	257,795
2,948,687	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 1.292% 11/15/26(A)	2,928,333
5,096,261	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 2.185% 4/20/27(A)	5,069,368
5,363,701	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +0.800%), 1.177% 2/20/28(A)	5,292,283
1,212,101	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 0.525% 11/25/36(A)	1,207,965
9,440,000	Santander Drive Auto Receivables Trust, Ser 2016-2, Class E, 4.380% 9/15/23	9,477,452
9,300,000	Santander Drive Auto Receivables Trust, Ser 2017-1, Class E, 144a, 5.050% 7/15/24	9,513,536
4,900,000	Santander Drive Auto Receivables Trust, Ser 2017-3, Class E, 4.970% 1/15/25	5,088,552
1,808,690	Sierra Timeshare Receivables Funding LLC, Ser 2016-3A, Class B, 144a, 2.630% 10/20/33	1,795,652
980,240	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420% 1/20/36	961,279
2,287,845	Structured Asset Investment Loan Trust, Ser 2005-1, Class M2, 144a, (1M LIBOR +0.720%), 0.905% 2/25/35(A)	2,292,902
7,760,526	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 2.261% 7/14/26(A)	7,691,240
1,327,584	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090% 12/15/29	1,336,123
822,657	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750% 4/25/55(A)(B)	829,044

Principal Amount		Market Value
	Asset-Backed Securities — 38.4% (Continued)
$4,337,136	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 0.785% 2/25/57(A)	$4,298,175
5,598,155	Towd Point Mortgage Trust, Ser 2018-SJ1, Class A1, 144a, 4.000% 10/25/58(A)(B)	5,648,629
6,323,857	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 1.185% 10/25/48(A)	6,294,160
4,338,773	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000% 11/25/58(A)(B)	4,420,642
2,633,907	Towd Point Mortgage Trust, Ser 2019-SJ1, Class A1, 144a, 3.750% 11/25/58(A)(B)	2,656,198
11,251,159	Towd Point Mortgage Trust, Ser 2019-SJ3, Class A1, 144a, 3.000% 11/25/59(A)(B)	11,428,808
510,583	United Auto Credit Securitization Trust, Ser 2018-1, Class D, 144a, 3.520% 11/10/22	511,907
336,316	United Auto Credit Securitization Trust, Ser 2018-2, Class C, 144a, 3.780% 5/10/23	336,718
8,800,000	United Auto Credit Securitization Trust, Ser 2020-1, Class A, 144a, 0.850% 5/10/22	8,807,040
8,157,375	Venture XII CLO Ltd. (Cayman Islands), Ser 2012-12A, Class ARR, 144a, (3M LIBOR +0.800%), 1.171% 2/28/26(A)	8,049,575
684,583	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100% 3/15/29	682,663
1,648,799	Westlake Automobile Receivables Trust, Ser 2017-1A, Class D, 144a, 3.460% 10/17/22	1,653,576
1,430,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050% 8/15/24	1,435,185
4,035,000	Westlake Automobile Receivables Trust, Ser 2017-2A, Class D, 144a, 3.280% 12/15/22	4,075,726
11,320,000	Westlake Automobile Receivables Trust, Ser 2019-1A, Class C, 144a, 3.450% 3/15/24	11,602,957

	Total Asset-Backed Securities	$377,588,792

	Corporate Bonds — 24.5%
	Financials — 7.9%
2,933,000	Citibank NA, (3M LIBOR +0.350%), 0.785%, 2/12/21(A)	2,936,907
10,000,000	Credit Suisse AG/New York NY (Switzerland), (SOFR +0.450%), 0.518%, 2/4/22(A)	9,955,131
300,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 144a, 3.125%, 12/10/20	303,437
4,000,000	FNB Corp., 2.200%, 2/24/23	3,976,679
8,199,000	Huntington Bancshares, Inc., 7.000%, 12/15/20	8,435,212
10,000,000	Morgan Stanley, (SOFR +0.830%), 0.911%, 6/10/22(A)	9,999,313
10,000,000	Royal Bank of Canada (Canada) MTN, (3M LIBOR +0.300%), 1.398%, 7/22/20(A)	10,006,348
3,103,000	SBA Tower Trust, 144a, 2.877%, 7/9/21	3,108,117
1,000,000	SBA Tower Trust, 144a, 3.156%, 10/8/20	1,002,146
4,310,000	Sparta Agency, Inc., 0.460%, 12/1/23(A)(B)	4,310,000
10,000,000	Toronto-Dominion Bank (The) (Canada) MTN, (3M LIBOR +0.300%), 1.060%, 7/30/21(A)	10,023,239
7,000,000	Truist Financial Corp. MTN, 2.150%, 2/1/21	7,059,340
1,700,000	Wells Fargo & Co., (3M LIBOR +1.025%), 2.016%, 7/26/21(A)	1,713,105
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,645,979

		77,474,953

	Industrials — 3.1%
9,700,000	Eaton Electric Holdings LLC, 3.875%, 12/15/20	9,765,425
12,500,000	Otis Worldwide Corp., 144a, (3M LIBOR +0.450%), 0.754%, 4/5/23(A)	12,362,616
8,156,000	Vulcan Materials Co., (3M LIBOR +0.650%), 1.000%, 3/1/21(A)	8,112,202

		30,240,243

40

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 24.5% (Continued)
	Consumer Discretionary — 2.9%
$10,700,000	American Honda Finance Corp. MTN, (3M LIBOR +0.350%), 0.665%, 6/11/21(A)	$10,680,942
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,518,703
3,161,000	Hyundai Capital America, 144a, 2.750%, 9/18/20	3,167,881
5,360,000	Hyundai Capital America, 144a, 3.000%, 10/30/20	5,384,516
6,800,000	Volkswagen Group of America Finance LLC, 144a, 3.875%, 11/13/20	6,864,500

		28,616,542

	Utilities — 2.6%
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	3,000,000
1,192,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.550%), 0.921%, 8/28/21(A)	1,192,417
2,500,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/1/21	2,556,472
7,500,000	Pacific Gas and Electric Co., 1.750%, 6/16/22	7,512,000
2,700,000	Public Service Co. of New Hampshire, 4.050%, 6/1/21	2,737,217
8,207,000	Sempra Energy, (3M LIBOR +0.500%), 1.719%, 1/15/21(A)	8,208,403

		25,206,509

	Consumer Staples — 1.7%
5,000,000	Constellation Brands, Inc., (3M LIBOR +0.700%), 1.092%, 11/15/21(A)	4,999,602
3,925,000	General Mills, Inc., (3M LIBOR +0.540%), 1.716%, 4/16/21(A)	3,933,125
2,800,000	Mondelez International, Inc., 0.625%, 7/1/22	2,799,608
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 0.857%, 6/24/22(A)	1,567,600
3,200,000	Woolworths Group Ltd. (Australia), 144a, 4.000%, 9/22/20	3,219,109

		16,519,044

	Health Care — 1.5%
2,720,000	Cigna Corp., (3M LIBOR +0.650%), 0.949%, 9/17/21(A)	2,720,122
7,225,000	Dignity Health, 3.125%, 11/1/22	7,470,317
2,500,000	Upjohn, Inc., 144a, 1.125%, 6/22/22	2,515,029
2,475,000	Zimmer Biomet Holdings, Inc., (3M LIBOR +0.750%), 1.066%, 3/19/21(A)	2,474,569

		15,180,037

	Energy — 1.3%
10,700,000	MPLX LP, (3M LIBOR +0.900%), 1.213%, 9/9/21(A)	10,615,178
2,460,000	Phillips 66, (3M LIBOR +0.600%), 0.960%, 2/26/21(A)	2,456,323
50,850	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	51,206

		13,122,707

	Materials — 1.0%
5,000,000	Eastman Chemical Co., 3.500%, 12/1/21	5,160,257
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	5,159,769

		10,320,026

	Information Technology — 1.0%
9,500,000	International Business Machines Corp., (3M LIBOR +0.400%), 0.834%, 5/13/21(A)	9,532,416

	Real Estate — 0.8%
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 1.366%, 8/16/21(A)	8,178,306

	Communication Services — 0.7%
4,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	4,107,091

Principal Amount		Market Value
	Communication Services — (Continued)
$3,000,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	$3,019,877

		7,126,968

	Total Corporate Bonds	$241,517,751

	Commercial Mortgage-Backed Securities — 16.1%
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.635%, 9/15/32(A)	4,451,580
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.435%, 7/15/35(A)	7,716,822
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 1.035%, 11/15/34(A)	6,985,544
4,440,000	CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Class A, 144a, 3.357%, 4/10/29	4,396,230
1,430,000	CCRESG Commercial Mortgage Trust, Ser 2016-HEAT, Class B, 144a, 4.114%, 4/10/29	1,401,532
2,373,006	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	2,428,169
8,160,000	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	8,199,172
68,780,000	Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Class XCP, 144a, 1.783%, 12/15/36(A)(B)(C)	744,715
2,258,362	COMM Mortgage Trust, Ser 2014-LC17, Class A2, 3.164%, 10/10/47	2,259,690
35,662,879	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.234%, 6/10/47(A)(B)(C)	1,240,519
5,669,519	COMM Mortgage Trust, Ser 2015-PC1, Class A2, 3.148%, 7/10/50	5,668,202
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 0.935%, 7/15/32(A)	2,520,024
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 1.135%, 12/15/30(A)	5,746,429
10,072,552	DBRR Trust, Ser 2011-LC2, Class A4A, 144a, 4.537%, 7/12/44(A)(B)	10,180,300
2,566,528	DBUBS Mortgage Trust, Ser 2011-LC1A, Class A3, 144a, 5.002%, 11/10/46	2,580,007
250,010	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 1.541%, 7/12/44(A)	249,900
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.325%, 10/10/32(A)(B)(C)	2,690,106
143,822,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class XCP, 144a, 0.911%, 5/10/34(A)(B)(C)	1,438
1,876,031	GS Mortgage Securities Trust, Ser 2011-GC3, Class A4, 144a, 4.753%, 3/10/44	1,893,605
7,737,335	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 1.035%, 10/15/32(A)	7,383,414
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Class B, 144a, 3.387%, 9/5/32	4,974,656
4,037,493	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	4,035,034
4,790,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class E, 144a, 4.832%, 8/15/45(A)(B)	4,158,650
616,980	Morgan Stanley Capital I Trust, Ser 2007-IQ15, Class B, 144a, 6.338%, 6/11/49(A)(B)	612,121
8,280,000	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 1.035%, 8/15/33(A)	8,032,344
7,275,000	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 1.185%, 3/25/34(A)	7,107,406
1,460,423	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	1,508,645

41

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 16.1% (Continued)
$2,215,035	ReadyCap Mortgage Trust, Ser 2016-3, Class B, 144a, 3.752%, 11/20/38	$2,213,474
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 0.925%, 11/11/34(A)	3,252,977
9,616,463	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class B, 144a, (1M LIBOR +1.100%), 1.275%, 11/11/34(A)	8,628,290
6,450,000	UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Class D, 144a, 5.198%, 8/10/49(A)(B)	5,813,943
12,227,551	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.349%, 1/10/45(A)(B)(C)	210,730
1,945,000	VNDO Mortgage Trust, Ser 2013-PENN, Class A, 144a, 3.808%, 12/13/29	1,948,339
1,780,000	VNDO Mortgage Trust, Ser 2013-PENN, Class C, 144a, 4.079%, 12/13/29(A)(B)	1,765,031
1,199,000	VNDO Mortgage Trust, Ser 2013-PENN, Class D, 144a, 4.079%, 12/13/29(A)(B)	1,177,535
3,367,675	WFRBS Commercial Mortgage Trust, Ser 2011-C4, Class AFL, 144a, (1M LIBOR +1.450%), 1.644%, 6/15/44(A)	3,369,753
11,405,000	WFRBS Commercial Mortgage Trust, Ser 2012-C7, Class AFL, 144a, (1M LIBOR +1.200%), 1.394%, 6/15/45(A)	11,266,216
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.540%, 3/15/48(A)(B)	9,088,668
404,153	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	408,060

	Total Commercial Mortgage-Backed Securities	$158,309,270

	Agency Collateralized Mortgage Obligations — 3.9%
2,841,663	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.209%, 9/25/20(A)(B)(C)	23
121,630,298	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV Class X1, 1.225%, 6/25/21(A)(B)(C)	654,152
2,650	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	2,653
236,016	FHLMC REMIC, Ser 2770 Class FH, (1M LIBOR +0.400%), 0.585%, 3/15/34(A)	236,045
172,551	FHLMC REMIC, Ser 3874 Class BD, 3.000%, 6/15/21	173,532
1,720,858	FHLMC REMIC, Ser 4238 Class TL, 1.250%, 8/15/27	1,704,637
101,000	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	105,119
46,857	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	51,578
36,437	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	39,260
181,466	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 0.685%, 9/25/33(A)	182,121
362,916	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	394,340
562	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	569
172,955	FNMA REMIC, Ser 2010-64, Class AD, 3.000%, 12/25/20	173,112
160,537	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	160,974
131,813	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	133,364
725,405	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	15,274
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)(B)	179,258

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 3.9% (Continued)
$10,830,000	FREMF Mortgage Trust, Ser 2010-K9, Class B, 144a, 5.301%, 9/25/45(A)(B)	$10,856,281
1,220,000	FREMF Mortgage Trust, Ser 2011-K10, Class B, 144a, 4.735%, 11/25/49(A)(B)	1,225,150
9,675,906	FREMF Mortgage Trust, Ser 2011-K11, Class B, 144a, 4.567%, 12/25/48(A)(B)	9,765,990
6,208,000	FREMF Mortgage Trust, Ser 2014-K714, Class B, 144a, 4.203%, 1/25/47(A)(B)	6,228,492
2,246,285	FREMF Mortgage Trust, Ser 2014-K714, Class C, 144a, 4.203%, 1/25/47(A)(B)	2,249,058
77,343	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	78,541
49,809	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	52,010
147,496	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	148,371
3,525,594	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 0.645%, 1/16/58(A)	3,441,962

	Total Agency Collateralized Mortgage Obligations	$38,251,866

	Commercial Paper — 3.3%
2,100,000	Alliant Energy Corp., 0.200%, 07/01/2020(D)	2,099,984
7,000,000	EI Du Pont De Nemours, 0.602%, 12/02/2020(D)	6,975,377
21,345,000	Oglethorpe Power Corp., 0.300%, 07/28/2020(D)	21,338,907
1,850,000	Vectren Utility Holdings., 0.200% 07/01/2020(D)	1,849,983

	Total Commercial Paper	$32,264,251

	U.S. Government Mortgage-Backed Obligations — 1.4%
169,461	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 5.288%, 3/1/36(A)	181,219
283,340	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.605%, 11/1/36(A)	297,222
113,943	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.404%, 8/1/37(A)	120,275
96,418	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.665%, 7/1/35(A)	96,592
86,530	FHLMC, Pool #1Q0080, (12M LIBOR +1.677%), 4.194%, 1/1/36(A)	90,667
203,611	FHLMC, Pool #1Q0119, (12M LIBOR +1.845%), 4.402%, 9/1/36(A)	214,946
259,797	FHLMC, Pool #1Q0187, (12M LIBOR +1.780%), 4.308%, 12/1/36(A)	273,522
121,007	FHLMC, Pool #1Q0339, (12M LIBOR +1.917%), 4.882%, 4/1/37(A)	128,585
213,721	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.622%, 11/1/36(A)	224,242
256,034	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.829%, 4/1/34(A)	268,967
122,278	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.420%, 11/1/36(A)	128,081
113,722	FHLMC, Pool #847795, (1 Year CMT Rate +2.281%), 4.704%, 4/1/35(A)	114,673
315,575	FHLMC, Pool #848539, (1 Year CMT Rate +2.268%), 4.781%, 4/1/37(A)	331,305
599,989	FHLMC, Pool #848583, (1 Year CMT Rate +2.314%), 4.838%, 1/1/36(A)	630,749
9,975	FHLMC, Pool #A92646, 5.500%, 6/1/40	11,590
9,971	FHLMC, Pool #C03505, 5.500%, 6/1/40	11,398
40,410	FHLMC, Pool #C66916, 7.000%, 5/1/32	44,006
750	FHLMC, Pool #G00100, 8.000%, 2/1/23	795
30,028	FHLMC, Pool #G01840, 5.000%, 7/1/35	34,460
3,439	FHLMC, Pool #G11769, 5.000%, 10/1/20	3,614
3,240	FHLMC, Pool #G11773, 5.000%, 10/1/20	3,405

42

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 1.4% (Continued)
$18,184	FNMA, Pool #175123, 7.450%, 8/1/22	$18,419
1,695	FNMA, Pool #207530, 8.250%, 4/1/22	1,701
92,992	FNMA, Pool #254868, 5.000%, 9/1/33	106,659
40,139	FNMA, Pool #256272, 5.500%, 6/1/26	44,119
65,943	FNMA, Pool #256852, 6.000%, 8/1/27	73,304
16,389	FNMA, Pool #323832, 7.500%, 7/1/29	19,180
1,132	FNMA, Pool #334593, 7.000%, 5/1/24	1,203
2,211,871	FNMA, Pool #465491, 4.066%, 7/1/20	2,210,965
25,657	FNMA, Pool #665773, 7.500%, 6/1/31	25,755
90,430	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 4.851%, 1/1/40(A)	90,842
107,237	FNMA, Pool #725424, 5.500%, 4/1/34	122,951
447,411	FNMA, Pool #725490, (12M LIBOR +1.628%), 3.322%, 4/1/34(A)	465,164
18,424	FNMA, Pool #735484, 5.000%, 5/1/35	21,138
98,941	FNMA, Pool #791978, (6M LIBOR +1.518%), 3.311%, 9/1/34(A)	99,853
123,708	FNMA, Pool #813170, (12M LIBOR +1.575%), 3.575%, 1/1/35(A)	129,393
388,683	FNMA, Pool #815323, (6M LIBOR +1.533%), 2.698%, 1/1/35(A)	399,025
113,359	FNMA, Pool #820364, (12M LIBOR +0.827%), 2.577%, 4/1/35(A)	115,007
159,462	FNMA, Pool #827787, (6M LIBOR +1.550%), 2.812%, 5/1/35(A)	164,037
54,820	FNMA, Pool #889060, 6.000%, 1/1/38	63,944
62,025	FNMA, Pool #889061, 6.000%, 1/1/38	72,938
3,908	FNMA, Pool #889382, 5.500%, 4/1/38	4,507
163,417	FNMA, Pool #922674, (12M LIBOR +1.905%), 3.786%, 4/1/36(A)	173,047
33,548	FNMA, Pool #960376, 5.500%, 12/1/37	38,380
53,072	FNMA, Pool #985670, 6.500%, 10/1/21	54,056
839,912	FNMA, Pool #995405, 5.500%, 10/1/23	883,095
53,083	FNMA, Pool #AA1150, 4.000%, 4/1/23	56,097
6,723	FNMA, Pool #AD0941, 5.500%, 4/1/40	7,886
48,266	FNMA, Pool #AE0363, 5.000%, 7/1/37	55,355
391	FNMA, Pool #AE0727, 4.000%, 10/1/20	413
56,568	FNMA, Pool #AE5441, 5.000%, 10/1/40	65,013
90,997	FNMA, Pool #AI6588, 4.000%, 7/1/26	96,517
98,043	FNMA, Pool #AI8506, 4.000%, 8/1/26	103,886
96,336	FNMA, Pool #AL0211, 5.000%, 4/1/41	110,722
9,307	FNMA, Pool #AL0302, 5.000%, 4/1/24	9,788
473,758	FNMA, Pool #AL0478, (12M LIBOR +1.777%), 3.756%, 4/1/36(A)	497,643
180,270	FNMA, Pool #AL0543, 5.000%, 7/1/41	207,190
93,181	FNMA, Pool #AL1105, 4.500%, 12/1/40	103,639
20,010	FNMA, Pool #AL2591, 5.500%, 5/1/38	21,936
333,546	FNMA, Pool #AL5275, (6M LIBOR +1.512%), 2.921%, 9/1/37(A)	343,012
1,304,255	FNMA, Pool #AL7396, (6M LIBOR +1.536%), 2.853%, 2/1/37(A)	1,340,485
3,918	GNMA, Pool #344233, 8.000%, 2/15/23	4,083
18,688	GNMA, Pool #345123, 8.000%, 12/15/23	19,665
1,507	GNMA, Pool #569337, 6.500%, 4/15/22	1,526
1,970	GNMA, Pool #780322, 8.000%, 11/15/22	1,979
324,996	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.000%, 2/20/34(A)	340,741
124,382	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 3.875%, 4/20/34(A)	130,155

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 1.4% (Continued)
$236,370	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 3.250%, 8/20/34(A)	$247,713
375,651	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.000%, 3/20/41(A)	393,145
152,951	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.125%, 11/20/44(A)	159,036
605,678	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.125%, 12/20/44(A)	629,222

	Total U.S. Government Mortgage-Backed Obligations	$13,555,842

	Municipal Bonds — 1.3%
	California — 0.2%
1,430,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 0.560%, 9/1/41(A)(B)	1,430,000

	New Jersey — 0.6%
5,600,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Ser 2019-014, (LOC: Barclays Bank PLC), 144a, 0.580%, 9/1/27(A)(B)	5,600,000

	Other Territory — 0.1%
200,000	Rib Floater Trust, Txbl Muni Floaters Trust Ser 201, (LOC: Barclays Bank PLC), 144a, 0.580%, 7/1/22(A)(B)	200,000
1,200,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft 2020-003, (LOC: Barclays Bank PLC), 144a, 0.570%, 1/16/25(A)(B)	1,200,000

		1,400,000

	Wisconsin — 0.4%
4,000,000	Public Finance Authority, Txbl Affinity Living Group 5 A, (LOC: Citizens Bank of MA), 3.750%, 2/1/22	4,000,440

	Total Municipal Bonds	$12,430,440

	Non-Agency Collateralized Mortgage Obligations — 0.7%
1,226,107	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 3.559%, 4/25/33(A)(B)††	1,198,223
205,505	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.930%, 4/25/34(A)(B)††	193,144
154,478	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	158,494
21,935	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	21,911
21,017	FDIC Sale Guaranteed Notes Trust, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	21,137
2,299,955	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.229%, 10/25/33(A)(B)	2,279,542
94,050	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 3.447%, 6/25/36(A)(B)	78,620
82,948	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 3.057%, 12/25/34(A)(B)	80,545
18,660	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 2.302%, 12/25/32(A)	17,338
2,291,783	Morgan Stanley Mortgage Loan Trust, Ser 2005-6AR, Class 1M1, (1M LIBOR +0.460%), 0.645%, 11/25/35(A)	2,282,958
560,622	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.492%, 2/25/37(A)(B)	459,459

	Total Non-Agency Collateralized Mortgage Obligations	$6,791,371

43

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Government Agency Obligations — 0.0%
$5,884	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	$6,005
9,607	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	10,038
78,415	Small Business Administration Pools, (Prime Rate -2.500%), 0.750%, 4/25/28(A)	78,267

	Total U.S. Government Agency Obligations	$94,310

Shares
	Short-Term Investment Fund — 9.5%
93,582,529	Dreyfus Government Cash Management, Institutional Shares, 0.09%¥Ω	$93,582,529

	Total Investment Securities — 99.1% (Cost $983,134,124)	$974,386,422
	Other Assets in Excess of Liabilities — 0.9%	9,083,735

	Net Assets — 100.0%	$983,470,157

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2020.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Rate reflects yield at the time of purchase.
††

The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of June 30, 2020.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Freddie Mac Multifamily Securitization

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $562,493,975 or 57.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$377,588,792	$—	$377,588,792
Corporate Bonds	—	241,517,751	—	241,517,751
Commercial Mortgage-Backed Securities	—	158,309,270	—	158,309,270
Agency Collateralized Mortgage Obligations	—	38,251,866	—	38,251,866
Commercial Paper	—	32,264,251	—	32,264,251
U.S. Government Mortgage-Backed Obligations	—	13,555,842	—	13,555,842
Municipal Bonds	—	12,430,440	—	12,430,440
Non-Agency Collateralized Mortgage Obligations	—	6,791,371	—	6,791,371
U.S. Government Agency Obligations	—	94,310	—	94,310
Short-Term Investment Fund	93,582,529	—	—	93,582,529

Total	$93,582,529	$880,803,893	$—	$974,386,422

See accompanying Notes to Portfolios of Investments.

44

Notes to Portfolios of Investments

June 30, 2020 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Touchstone Anti-Benchmark® International Core Equity Fund and the Credit Opportunities II Funds held Level 3 categorized securities during the period ended June 30, 2020. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

45

Notes to Portfolios of Investments (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by Funds’ Board and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.

46